LVIP SSGA Small-Cap Index Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.49%
Aerospace & Defense–1.96%
†AAR Corp.	25,798	$2,313,307
†AeroVironment, Inc.	23,145	7,288,129
†AerSale Corp.	23,500	192,465
†Archer Aviation, Inc. Class A	401,500	3,846,370
†Astronics Corp.	22,305	1,017,331
†Byrna Technologies, Inc.	13,000	288,080
Cadre Holdings, Inc.	20,900	763,059
†Ducommun, Inc.	10,300	990,139
†Eve Holding, Inc.	40,200	153,162
†Intuitive Machines, Inc.	80,500	846,860
†Kratos Defense & Security Solutions, Inc.	120,550	11,014,653
†Mercury Systems, Inc.	37,300	2,887,020
Moog, Inc. Class A	20,281	4,211,755
National Presto Industries, Inc.	3,872	434,245
Park Aerospace Corp.	13,788	280,448
†Redwire Corp.	25,900	232,841
†Satellogic, Inc. Class A	53,600	175,808
†V2X, Inc.	12,600	731,934
†Voyager Technologies, Inc. Class A	8,600	256,108
VSE Corp.	14,666	2,438,076
		40,361,790
Air Freight & Logistics–0.10%
†Forward Air Corp.	16,639	426,624
Hub Group, Inc. Class A	44,188	1,521,835
†Radiant Logistics, Inc.	25,876	152,668
		2,101,127
Automobile Components–1.33%
†Adient PLC	62,400	1,502,592
†American Axle & Manufacturing Holdings, Inc.	86,984	522,774
†Cooper-Standard Holdings, Inc.	12,800	472,704
Dana, Inc.	97,772	1,959,351
†Dorman Products, Inc.	19,773	3,082,215
†Fox Factory Holding Corp.	31,004	753,087
Garrett Motion, Inc.	94,700	1,289,814
†Gentherm, Inc.	22,364	761,718
†Goodyear Tire & Rubber Co.	192,216	1,437,776
†Holley, Inc.	33,300	104,562
LCI Industries	18,243	1,699,335
†Luminar Technologies, Inc.	19,680	37,589
†Modine Manufacturing Co.	37,922	5,390,992
†Motorcar Parts of America, Inc.	7,100	117,434
Patrick Industries, Inc.	23,256	2,405,368
Phinia, Inc.	27,400	1,574,952
†Solid Power, Inc.	107,300	372,331
Standard Motor Products, Inc.	15,751	642,956
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Automobile Components (continued)
†Strattec Security Corp.	3,000	$204,180
Visteon Corp.	20,200	2,421,172
†XPEL, Inc.	17,864	590,762
		27,343,664
Automobiles–0.04%
†Faraday Future Intelligent Electric, Inc.	70,000	91,000
†Livewire Group, Inc.	28,700	136,325
Winnebago Industries, Inc.	20,173	674,585
		901,910
Banks–9.98%
1st Source Corp.	13,934	857,777
ACNB Corp.	7,900	347,916
Amalgamated Financial Corp.	17,300	469,695
Amerant Bancorp, Inc.	27,700	533,779
Ameris Bancorp	47,512	3,483,105
Ames National Corp.	6,300	127,386
Arrow Financial Corp.	12,379	350,326
Associated Banc-Corp.	119,400	3,069,774
Atlantic Union Bankshares Corp.	102,537	3,618,531
†Axos Financial, Inc.	38,360	3,247,174
Banc of California, Inc.	91,130	1,508,201
BancFirst Corp.	15,386	1,945,560
†Bancorp, Inc.	32,647	2,444,934
Bank First Corp.	6,800	824,908
Bank of Hawaii Corp.	28,400	1,864,176
Bank of Marin Bancorp	10,498	254,891
Bank of NT Butterfield & Son Ltd.	29,500	1,266,140
Bank7 Corp.	2,900	134,183
BankFinancial Corp.	8,800	105,864
BankUnited, Inc.	54,500	2,079,720
Bankwell Financial Group, Inc.	4,700	207,975
Banner Corp.	25,119	1,645,294
Bar Harbor Bankshares	11,268	343,223
BayCom Corp.	7,900	227,125
BCB Bancorp, Inc.	10,600	92,008
Beacon Financial Corp.	61,447	1,456,908
†Blue Foundry Bancorp	14,800	134,532
†Blue Ridge Bankshares, Inc.	50,000	211,500
†Bridgewater Bancshares, Inc.	14,900	262,240
Burke & Herbert Financial Services Corp.	10,220	630,472
Business First Bancshares, Inc.	21,000	495,810
†BV Financial, Inc.	6,800	109,616
Byline Bancorp, Inc.	20,200	560,146
C&F Financial Corp.	2,400	161,280
Cadence Bank	135,004	5,068,050
LVIP SSGA Small-Cap Index Fund–1

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
†California BanCorp	16,517	$275,504
Camden National Corp.	12,755	492,215
Capital Bancorp, Inc.	9,000	287,100
Capital City Bank Group, Inc.	10,284	429,768
Capitol Federal Financial, Inc.	91,000	577,850
†Carter Bankshares, Inc.	16,919	328,398
Cathay General Bancorp	48,103	2,309,425
CB Financial Services, Inc.	3,700	122,877
Central Pacific Financial Corp.	19,530	592,540
CF Bankshares, Inc.	3,100	74,245
†Chain Bridge Bancorp, Inc. Class A	1,400	45,822
Chemung Financial Corp.	2,400	126,048
ChoiceOne Financial Services, Inc.	11,000	318,560
Citizens & Northern Corp.	11,313	224,111
Citizens Community Bancorp, Inc.	7,600	122,132
Citizens Financial Services, Inc.	3,362	202,661
City Holding Co.	10,297	1,275,489
Civista Bancshares, Inc.	11,600	235,596
CNB Financial Corp.	20,808	503,554
†Coastal Financial Corp.	9,600	1,038,432
Colony Bankcorp, Inc.	12,500	212,625
†Columbia Financial, Inc.	20,300	304,703
Community Financial System, Inc.	38,228	2,241,690
Community Trust Bancorp, Inc.	11,630	650,699
Community West Bancshares	12,700	264,668
ConnectOne Bancorp, Inc.	35,080	870,335
†Customers Bancorp, Inc.	21,880	1,430,296
CVB Financial Corp.	97,959	1,852,405
Dime Community Bancshares, Inc.	29,263	872,915
Eagle Bancorp Montana, Inc.	5,800	100,166
Eagle Bancorp, Inc.	22,046	445,770
Eagle Financial Services, Inc.	3,600	136,188
Eastern Bankshares, Inc.	140,691	2,553,542
†ECB Bancorp, Inc.	6,100	96,807
Enterprise Financial Services Corp.	27,070	1,569,519
Equity Bancshares, Inc. Class A	9,300	378,510
Esquire Financial Holdings, Inc.	5,300	540,892
Farmers & Merchants Bancorp, Inc.	9,400	235,094
Farmers National Banc Corp.	26,992	388,955
†FB Bancorp, Inc.	13,900	167,078
FB Financial Corp.	29,331	1,634,910
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Fidelity D&D Bancorp, Inc.	3,600	$157,788
Financial Institutions, Inc.	14,267	388,062
Finward Bancorp	2,700	86,643
†Finwise Bancorp	7,100	137,669
First BanCorp	115,635	2,549,752
First Bancorp, Inc.	8,280	217,433
First Bancorp/Southern Pines NC	29,709	1,571,309
First Bank	16,200	263,898
First Busey Corp.	62,996	1,458,357
First Business Financial Services, Inc.	5,900	302,434
First Capital, Inc.	2,600	119,080
First Commonwealth Financial Corp.	74,739	1,274,300
First Community Bankshares, Inc.	11,534	401,383
First Community Corp.	5,800	163,676
First Financial Bancorp	70,717	1,785,604
First Financial Bankshares, Inc.	96,584	3,250,052
First Financial Corp.	8,669	489,278
†First Foundation, Inc.	47,005	261,818
First Internet Bancorp	6,000	134,580
First Interstate BancSystem, Inc. Class A	65,043	2,072,920
First Merchants Corp.	43,168	1,627,434
First Mid Bancshares, Inc.	15,413	583,844
First National Corp.	6,100	138,348
First Savings Financial Group, Inc.	4,400	138,292
First United Corp.	4,700	172,819
†First Western Financial, Inc.	5,900	135,848
†Firstsun Capital Bancorp	9,700	376,263
Five Star Bancorp	11,300	363,860
Flagstar Financial, Inc.	218,066	2,518,662
Flushing Financial Corp.	23,797	328,637
Franklin Financial Services Corp.	3,300	151,800
FS Bancorp, Inc.	5,000	199,600
Fulton Financial Corp.	130,500	2,431,215
FVCBankcorp, Inc.	12,450	161,477
†GBank Financial Holdings, Inc.	7,000	274,890
German American Bancorp, Inc.	27,077	1,063,314
Glacier Bancorp, Inc.	84,182	4,097,138
Great Southern Bancorp, Inc.	6,470	396,288
Greene County Bancorp, Inc.	5,100	115,260
Guaranty Bancshares, Inc.	6,028	293,865
Hancock Whitney Corp.	61,933	3,877,625
Hanmi Financial Corp.	22,042	544,217
Hanover Bancorp, Inc.	3,800	85,310
HarborOne Bancorp, Inc.	28,558	388,389
Hawthorn Bancshares, Inc.	4,600	142,784
LVIP SSGA Small-Cap Index Fund–2

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
HBT Financial, Inc.	9,400	$236,880
Heritage Commerce Corp.	44,438	441,269
Heritage Financial Corp.	25,455	615,756
Hilltop Holdings, Inc.	31,275	1,045,210
Hingham Institution For Savings	1,160	305,985
Home Bancorp, Inc.	5,274	286,510
Home BancShares, Inc.	136,128	3,852,422
HomeTrust Bancshares, Inc.	11,841	484,771
Hope Bancorp, Inc.	87,058	937,615
Horizon Bancorp, Inc.	32,982	528,042
Independent Bank Corp.	50,103	2,884,717
International Bancshares Corp.	39,364	2,706,275
Investar Holding Corp.	7,200	167,112
John Marshall Bancorp, Inc.	9,300	184,326
Kearny Financial Corp.	41,537	272,898
Lakeland Financial Corp.	17,717	1,137,431
Landmark Bancorp, Inc.	3,600	96,084
LCNB Corp.	9,500	142,405
LINKBANCORP, Inc.	16,600	118,358
Live Oak Bancshares, Inc.	26,300	926,286
MainStreet Bancshares, Inc.	5,500	114,565
†Mechanics Bancorp Class A	14,029	186,726
Mercantile Bank Corp.	11,933	536,985
Meridian Corp.	7,200	113,688
Metrocity Bankshares, Inc.	13,900	384,891
Metropolitan Bank Holding Corp.	7,200	538,704
Mid Penn Bancorp, Inc.	14,500	415,280
Middlefield Banc Corp.	5,600	168,056
Midland States Bancorp, Inc.	15,804	270,881
MidWestOne Financial Group, Inc.	10,542	298,233
MVB Financial Corp.	8,800	220,528
National Bank Holdings Corp. Class A	28,252	1,091,657
National Bankshares, Inc.	4,100	120,704
NB Bancorp, Inc.	25,900	457,135
NBT Bancorp, Inc.	37,939	1,584,333
Nicolet Bankshares, Inc.	10,000	1,345,000
Northeast Bank	5,300	530,848
Northeast Community Bancorp, Inc.	9,400	193,358
Northfield Bancorp, Inc.	28,756	339,321
Northpointe Bancshares, Inc.	8,300	141,764
Northrim BanCorp, Inc.	16,000	346,560
Northwest Bancshares, Inc.	107,303	1,329,484
Norwood Financial Corp.	6,300	160,146
Oak Valley Bancorp	4,900	138,033
OceanFirst Financial Corp.	41,967	737,360
OFG Bancorp	31,488	1,369,413
Ohio Valley Banc Corp.	3,000	110,940
Old National Bancorp	253,451	5,563,249
Old Second Bancorp, Inc.	32,746	566,015
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
OP Bancorp	9,300	$129,456
Orange County Bancorp, Inc.	7,000	176,470
Origin Bancorp, Inc.	22,100	762,892
Orrstown Financial Services, Inc.	14,000	475,720
Park National Corp.	10,976	1,783,929
Parke Bancorp, Inc.	8,000	172,400
Pathward Financial, Inc.	17,500	1,295,175
†Patriot National Bancorp, Inc.	26,500	34,450
PCB Bancorp	8,300	174,300
Peapack-Gladstone Financial Corp.	11,691	322,672
Peoples Bancorp of North Carolina, Inc.	3,200	98,112
Peoples Bancorp, Inc.	26,240	786,938
Peoples Financial Services Corp.	6,977	339,152
†Pioneer Bancorp, Inc.	9,000	117,540
Plumas Bancorp	4,100	176,874
†Ponce Financial Group, Inc.	14,600	214,620
Preferred Bank	8,046	727,278
Primis Financial Corp.	16,800	176,568
Princeton Bancorp, Inc.	4,200	133,728
†Provident Bancorp, Inc.	12,100	151,613
Provident Financial Services, Inc.	95,163	1,834,743
QCR Holdings, Inc.	12,300	930,372
RBB Bancorp	12,432	233,224
Red River Bancshares, Inc.	3,400	220,388
Renasant Corp.	67,408	2,486,681
Republic Bancorp, Inc. Class A	6,225	449,756
Richmond Mutual BanCorp, Inc.	7,200	102,312
Riverview Bancorp, Inc.	16,200	86,994
S&T Bancorp, Inc.	28,224	1,060,940
SB Financial Group, Inc.	4,700	90,663
Seacoast Banking Corp. of Florida	62,831	1,911,947
ServisFirst Bancshares, Inc.	37,300	3,003,769
Shore Bancshares, Inc.	22,944	376,511
Sierra Bancorp	9,666	279,444
Simmons First National Corp. Class A	93,970	1,801,405
SmartFinancial, Inc.	10,700	382,311
Sound Financial Bancorp, Inc.	1,700	78,302
South Plains Financial, Inc.	8,877	343,096
†Southern First Bancshares, Inc.	5,715	252,146
Southern Missouri Bancorp, Inc.	7,198	378,327
Southside Bancshares, Inc.	21,467	606,443
SR Bancorp, Inc.	6,200	93,558
LVIP SSGA Small-Cap Index Fund–3

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Stellar Bancorp, Inc.	35,110	$1,065,237
†=Sterling Bancorp, Inc.	14,600	0
Stock Yards Bancorp, Inc.	19,332	1,353,047
†Texas Capital Bancshares, Inc.	32,900	2,781,037
†Third Coast Bancshares, Inc.	9,500	360,715
Timberland Bancorp, Inc.	5,800	193,024
Tompkins Financial Corp.	9,659	639,522
Towne Bank	52,337	1,809,290
TriCo Bancshares	22,813	1,013,125
†Triumph Financial, Inc.	16,700	835,668
TrustCo Bank Corp.	14,000	508,200
Trustmark Corp.	41,779	1,654,448
UMB Financial Corp.	52,597	6,224,855
Union Bankshares, Inc.	2,900	71,804
United Bankshares, Inc.	101,778	3,787,159
United Community Banks, Inc.	88,796	2,783,755
United Security Bancshares	10,900	101,697
Unity Bancorp, Inc.	5,400	263,898
Univest Financial Corp.	21,220	637,024
USCB Financial Holdings, Inc.	8,100	141,345
Valley National Bancorp	348,776	3,697,026
Veritex Holdings, Inc.	39,082	1,310,419
Virginia National Bankshares Corp.	3,400	131,954
WaFd, Inc.	56,184	1,701,813
Washington Trust Bancorp, Inc.	14,275	412,548
WesBanco, Inc.	68,275	2,180,021
West BanCorp, Inc.	10,696	217,343
Westamerica BanCorp	18,681	933,863
Western New England Bancorp, Inc.	14,400	172,944
WSFS Financial Corp.	40,036	2,159,141
		205,502,878
Beverages–0.11%
MGP Ingredients, Inc.	10,500	253,995
†National Beverage Corp.	17,834	658,431
†Vita Coco Co., Inc.	29,700	1,261,359
†Zevia PBC Class A	24,900	67,728
		2,241,513
Biotechnology–7.37%
†4D Molecular Therapeutics, Inc.	29,300	254,617
†89bio, Inc.	91,800	1,349,460
†Abeona Therapeutics, Inc.	33,900	178,992
†Absci Corp.	84,500	256,880
†ACADIA Pharmaceuticals, Inc.	91,900	1,961,146
†ADC Therapeutics SA	52,600	210,400
†ADMA Biologics, Inc.	166,300	2,437,958
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Agios Pharmaceuticals, Inc.	41,800	$1,677,852
†Akebia Therapeutics, Inc.	183,000	499,590
†Akero Therapeutics, Inc.	50,400	2,392,992
†Aldeyra Therapeutics, Inc.	36,000	187,920
†Alector, Inc.	59,889	177,271
†Alkermes PLC	116,400	3,492,000
†Allogene Therapeutics, Inc.	93,800	116,312
†Altimmune, Inc.	52,700	198,679
†Amicus Therapeutics, Inc.	204,800	1,613,824
†AnaptysBio, Inc.	14,300	437,866
†Anavex Life Sciences Corp.	61,300	545,570
†Anika Therapeutics, Inc.	9,395	88,313
†Annexon, Inc.	74,500	227,225
†Apogee Therapeutics, Inc.	23,500	933,655
†Arbutus Biopharma Corp.	109,100	495,314
†Arcellx, Inc.	24,400	2,003,240
†Arcturus Therapeutics Holdings, Inc.	17,000	313,310
†Arcus Biosciences, Inc.	50,900	692,240
†Arcutis Biotherapeutics, Inc.	79,100	1,491,035
†Ardelyx, Inc.	174,700	962,597
†ArriVent Biopharma, Inc.	17,000	313,650
†Arrowhead Pharmaceuticals, Inc.	87,332	3,012,081
†ARS Pharmaceuticals, Inc.	40,200	404,010
†Astria Therapeutics, Inc.	21,100	153,608
†aTyr Pharma, Inc.	67,100	48,406
†Aura Biosciences, Inc.	27,400	169,332
†Aurinia Pharmaceuticals, Inc.	87,700	969,085
†Avidity Biosciences, Inc.	73,300	3,193,681
†Avita Medical, Inc.	1,300	6,643
†Beam Therapeutics, Inc.	70,300	1,706,181
†Benitec Biopharma, Inc.	11,300	158,539
†Bicara Therapeutics, Inc.	26,500	418,435
†BioCryst Pharmaceuticals, Inc.	154,003	1,168,883
†Biohaven Ltd.	66,650	1,000,417
†Bridgebio Pharma, Inc.	113,185	5,878,829
†Bright Minds Biosciences, Inc.	3,600	218,376
†Candel Therapeutics, Inc.	21,500	109,650
†Capricor Therapeutics, Inc.	27,400	197,554
†Cardiff Oncology, Inc.	44,100	90,846
†CareDx, Inc.	40,200	584,508
†Cartesian Therapeutics, Inc.	7,126	72,828
†Catalyst Pharmaceuticals, Inc.	83,600	1,646,920
†Celcuity, Inc.	21,400	1,057,160
†Celldex Therapeutics, Inc.	48,900	1,265,043
†CG oncology, Inc.	40,300	1,623,284
†Cidara Therapeutics, Inc.	10,700	1,024,632
†Cogent Biosciences, Inc.	91,400	1,312,504
†Coherus Oncology, Inc.	83,905	137,604
†Compass Therapeutics, Inc.	67,040	234,640
LVIP SSGA Small-Cap Index Fund–4

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Corvus Pharmaceuticals, Inc.	40,800	$300,696
†CRISPR Therapeutics AG	59,500	3,856,195
†Cullinan Therapeutics, Inc.	38,900	230,677
†Cytokinetics, Inc.	84,066	4,620,267
†Day One Biopharmaceuticals, Inc.	52,600	370,830
†Denali Therapeutics, Inc.	98,800	1,434,576
†Design Therapeutics, Inc.	11,000	82,830
†DiaMedica Therapeutics, Inc.	20,900	143,583
†Dianthus Therapeutics, Inc.	10,900	428,915
†Disc Medicine, Inc.	16,200	1,070,496
†Dynavax Technologies Corp.	77,315	767,738
†Dyne Therapeutics, Inc.	69,000	872,850
†Editas Medicine, Inc.	61,938	214,925
†Eledon Pharmaceuticals, Inc.	45,900	118,881
†Emergent BioSolutions, Inc.	39,400	347,508
†Enanta Pharmaceuticals, Inc.	15,200	181,944
†Entrada Therapeutics, Inc.	18,300	106,140
†Erasca, Inc.	134,300	292,774
†Fate Therapeutics, Inc.	71,854	90,536
†Fennec Pharmaceuticals, Inc.	18,500	173,160
†Foghorn Therapeutics, Inc.	20,000	97,800
†Geron Corp.	366,294	501,823
†Gossamer Bio, Inc.	138,600	364,518
†GRAIL, Inc.	22,400	1,324,512
†Greenwich Lifesciences, Inc.	4,700	46,765
†Gyre Therapeutics, Inc.	5,500	41,030
†Heron Therapeutics, Inc.	118,392	149,174
†Humacyte, Inc.	97,200	169,128
†Ideaya Biosciences, Inc.	56,900	1,548,249
†ImmunityBio, Inc.	168,200	413,772
†Immunome, Inc.	52,800	618,288
†Immunovant, Inc.	50,200	809,224
†Inhibikase Therapeutics, Inc.	48,000	77,760
†Inhibrx Biosciences, Inc.	6,600	222,288
†Inmune Bio, Inc.	9,600	19,872
†Intellia Therapeutics, Inc.	69,700	1,203,719
†Iovance Biotherapeutics, Inc.	189,700	411,649
†Ironwood Pharmaceuticals, Inc.	102,972	134,893
Jade Biosciences, Inc.	25,051	216,190
†Janux Therapeutics, Inc.	28,900	706,316
†KalVista Pharmaceuticals, Inc.	27,600	336,168
†Keros Therapeutics, Inc.	24,800	392,336
†Kodiak Sciences, Inc.	23,315	381,667
†Korro Bio, Inc.	4,500	215,505
†Krystal Biotech, Inc.	17,746	3,132,701
†Kura Oncology, Inc.	55,399	490,281
†Kymera Therapeutics, Inc.	34,600	1,958,360
†Larimar Therapeutics, Inc.	31,200	100,776
†Lexeo Therapeutics, Inc.	18,700	124,168
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Madrigal Pharmaceuticals, Inc.	13,474	$6,179,985
†MannKind Corp.	222,600	1,195,362
†MeiraGTx Holdings PLC	30,592	251,772
†=Merrimack Pharmaceuticals, Inc.	1,500	0
†Metsera, Inc.	37,700	1,972,841
†MiMedx Group, Inc.	89,500	624,710
†Mineralys Therapeutics, Inc.	28,600	1,084,512
†Mirum Pharmaceuticals, Inc.	28,900	2,118,659
†Monopar Therapeutics, Inc.	2,000	163,340
†Monte Rosa Therapeutics, Inc.	31,000	229,710
†Myriad Genetics, Inc.	66,500	480,795
†Neurogene, Inc.	7,100	123,043
†Nkarta, Inc.	42,000	86,940
†Novavax, Inc.	111,500	966,705
†Nurix Therapeutics, Inc.	56,800	524,832
†Nuvalent, Inc. Class A	31,000	2,680,880
†Nuvectis Pharma, Inc.	10,200	61,404
†Olema Pharmaceuticals, Inc.	43,500	425,865
†Organogenesis Holdings, Inc.	51,400	216,908
†ORIC Pharmaceuticals, Inc.	33,100	397,200
†Oruka Therapeutics, Inc.	21,100	405,753
†Palvella Therapeutics, Inc.	5,000	313,450
†Perspective Therapeutics, Inc.	42,100	144,403
†Praxis Precision Medicines, Inc.	13,100	694,300
†Precigen, Inc.	105,200	346,108
†Prime Medicine, Inc.	45,000	249,300
†Protagonist Therapeutics, Inc.	41,700	2,770,131
†Protalix BioTherapeutics, Inc.	55,400	122,988
†Protara Therapeutics, Inc.	25,700	111,795
†Prothena Corp. PLC	27,600	269,376
†PTC Therapeutics, Inc.	55,824	3,425,919
†Puma Biotechnology, Inc.	33,200	176,292
†Recursion Pharmaceuticals, Inc. Class A	253,300	1,236,104
†REGENXBIO, Inc.	35,600	343,540
†Relay Therapeutics, Inc.	94,400	492,768
†Replimune Group, Inc.	48,376	202,695
†Rezolute, Inc.	48,800	458,720
†Rhythm Pharmaceuticals, Inc.	37,600	3,797,224
†Rigel Pharmaceuticals, Inc.	13,106	371,293
†Rocket Pharmaceuticals, Inc.	57,300	186,798
†Sana Biotechnology, Inc.	98,000	347,900
†Savara, Inc.	90,300	322,371
†Scholar Rock Holding Corp.	58,600	2,182,264
†SELLAS Life Sciences Group, Inc.	74,600	120,106
†Sionna Therapeutics, Inc.	9,600	282,336
LVIP SSGA Small-Cap Index Fund–5

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Soleno Therapeutics, Inc.	29,700	$2,007,720
†Solid Biosciences, Inc.	36,200	223,354
†Spyre Therapeutics, Inc.	36,500	611,740
†Stoke Therapeutics, Inc.	30,300	712,050
†Syndax Pharmaceuticals, Inc.	62,006	953,962
†Tango Therapeutics, Inc.	56,500	474,600
†Taysha Gene Therapies, Inc.	120,000	392,400
†Tectonic Therapeutic, Inc.	8,500	133,365
†Tevogen Bio Holdings, Inc.	13,400	10,523
†TG Therapeutics, Inc.	104,400	3,771,450
†Tonix Pharmaceuticals Holding Corp.	5,900	142,544
†Tourmaline Bio, Inc.	11,900	569,177
†Travere Therapeutics, Inc.	63,500	1,517,650
†TriSalus Life Sciences, Inc.	12,800	59,520
†TuHURA Biosciences, Inc.	15,600	38,688
†Twist Bioscience Corp.	43,800	1,232,532
†Tyra Biosciences, Inc.	15,000	209,850
†Upstream Bio, Inc.	25,700	483,417
†UroGen Pharma Ltd.	27,000	538,650
†Vanda Pharmaceuticals, Inc.	44,181	220,463
†Vaxcyte, Inc.	82,100	2,957,242
†Vera Therapeutics, Inc.	37,800	1,098,468
†Veracyte, Inc.	58,000	1,991,140
†Verastem, Inc.	28,400	250,772
†Vericel Corp.	37,600	1,183,272
†Vir Biotechnology, Inc.	68,400	390,564
†Viridian Therapeutics, Inc.	51,700	1,115,686
†Voyager Therapeutics, Inc.	34,100	159,247
†Xencor, Inc.	50,100	587,673
†Xenon Pharmaceuticals, Inc.	54,800	2,200,220
†XOMA Royalty Corp.	6,200	238,948
†Zenas Biopharma, Inc.	11,200	248,640
†Zymeworks, Inc.	36,300	620,004
		151,792,968
Broadline Retail–0.09%
†Groupon, Inc.	18,600	434,310
Kohl's Corp.	80,500	1,237,285
†Savers Value Village, Inc.	17,900	237,175
		1,908,770
Building Products–1.38%
†American Woodmark Corp.	10,775	719,339
Apogee Enterprises, Inc.	15,547	677,383
AZZ, Inc.	21,845	2,383,945
CSW Industrials, Inc.	11,800	2,864,450
†Gibraltar Industries, Inc.	22,256	1,397,677
Griffon Corp.	27,431	2,088,870
Insteel Industries, Inc.	13,939	534,421
†Janus International Group, Inc.	100,000	987,000
†JELD-WEN Holding, Inc.	64,859	318,458
†Masterbrand, Inc.	93,700	1,234,029
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Building Products (continued)
Quanex Building Products Corp.	34,852	$495,595
†Resideo Technologies, Inc.	99,600	4,300,728
Tecnoglass, Inc.	17,900	1,197,689
UFP Industries, Inc.	43,510	4,067,750
Zurn Elkay Water Solutions Corp.	108,700	5,112,161
		28,379,495
Capital Markets–1.75%
Acadian Asset Management, Inc.	20,217	973,651
†AlTi Global, Inc.	26,600	94,696
Artisan Partners Asset Management, Inc. Class A	46,300	2,009,420
†Bakkt Holdings, Inc.	5,300	178,345
BGC Group, Inc. Class A	265,800	2,514,468
Cohen & Steers, Inc.	20,569	1,349,532
Diamond Hill Investment Group, Inc.	1,932	270,499
DigitalBridge Group, Inc.	126,050	1,474,785
†Donnelley Financial Solutions, Inc.	19,800	1,018,314
†Forge Global Holdings, Inc.	5,666	95,756
GCM Grosvenor, Inc. Class A	32,300	389,861
Marex Group PLC	38,000	1,277,560
MarketWise, Inc.	1,280	21,158
Moelis & Co. Class A	53,600	3,822,752
†Open Lending Corp. Class A	74,700	157,617
P10, Inc. Class A	40,100	436,288
Patria Investments Ltd. Class A	44,000	642,400
Perella Weinberg Partners	44,900	957,268
Piper Sandler Cos.	12,568	4,360,970
PJT Partners, Inc. Class A	16,500	2,932,545
†Siebert Financial Corp.	8,100	23,652
Silvercrest Asset Management Group, Inc. Class A	5,400	85,050
StepStone Group, Inc. Class A	50,200	3,278,562
†StoneX Group, Inc.	33,329	3,363,563
Value Line, Inc.	700	27,356
Victory Capital Holdings, Inc. Class A	31,960	2,069,730
Virtus Investment Partners, Inc.	4,832	918,225
Westwood Holdings Group, Inc.	5,900	97,291
WisdomTree, Inc.	89,708	1,246,941
		36,088,255
Chemicals–1.62%
AdvanSix, Inc.	19,500	377,910
†American Vanguard Corp.	20,395	117,067
LVIP SSGA Small-Cap Index Fund–6

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
†Arq, Inc.	22,400	$160,384
†ASP Isotopes, Inc.	41,500	399,230
†Aspen Aerogels, Inc.	47,300	329,208
Avient Corp.	66,302	2,184,651
Balchem Corp.	24,009	3,602,791
Cabot Corp.	39,000	2,965,950
Chemours Co.	110,900	1,756,656
†Core Molding Technologies, Inc.	5,800	119,190
†Ecovyst, Inc.	80,300	703,428
†Flotek Industries, Inc.	11,100	162,060
Hawkins, Inc.	14,136	2,582,930
HB Fuller Co.	39,109	2,318,381
†Ingevity Corp.	26,953	1,487,536
Innospec, Inc.	18,504	1,427,769
†Intrepid Potash, Inc.	8,200	250,756
Koppers Holdings, Inc.	14,560	407,680
Kronos Worldwide, Inc.	15,689	90,055
†LSB Industries, Inc.	39,500	311,260
Mativ Holdings, Inc.	40,079	453,293
Minerals Technologies, Inc.	23,464	1,457,584
Orion SA	40,395	306,194
†Perimeter Solutions, Inc.	100,378	2,247,463
†PureCycle Technologies, Inc.	96,900	1,274,235
Quaker Chemical Corp.	10,413	1,371,913
†Rayonier Advanced Materials, Inc.	47,500	342,950
Sensient Technologies Corp.	30,495	2,861,956
†Solesence, Inc.	15,000	48,300
Stepan Co.	16,170	771,309
Trinseo PLC	26,900	63,215
Tronox Holdings PLC	88,500	355,770
Valhi, Inc.	2,100	33,138
		33,342,212
Commercial Services & Supplies–1.56%
ABM Industries, Inc.	44,623	2,058,013
ACCO Brands Corp.	63,424	253,062
Acme United Corp.	2,600	107,068
†ACV Auctions, Inc. Class A	125,300	1,241,723
†BrightView Holdings, Inc.	45,400	608,360
Brink's Co.	30,360	3,547,870
†Casella Waste Systems, Inc. Class A	45,334	4,301,290
†CECO Environmental Corp.	21,500	1,100,800
†Cimpress PLC	11,134	701,887
CompX International, Inc.	1,338	31,309
†CoreCivic, Inc.	79,381	1,615,403
Deluxe Corp.	33,040	639,654
Ennis, Inc.	19,162	350,281
†Enviri Corp.	56,400	715,716
†GEO Group, Inc.	96,738	1,982,162
†Healthcare Services Group, Inc.	53,981	908,500
HNI Corp.	32,135	1,505,525
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies (continued)
Interface, Inc.	43,221	$1,250,816
†Liquidity Services, Inc.	16,373	449,111
MillerKnoll, Inc.	49,905	885,315
†Mobile Infrastructure Corp.	9,900	34,848
†Montrose Environmental Group, Inc.	24,200	664,532
NL Industries, Inc.	6,336	38,966
†OPENLANE, Inc.	75,800	2,181,524
†Perma-Fix Environmental Services, Inc.	13,100	132,310
Pitney Bowes, Inc.	122,200	1,394,302
Quad/Graphics, Inc.	22,700	142,102
Steelcase, Inc. Class A	62,498	1,074,966
UniFirst Corp.	11,167	1,867,011
Vestis Corp.	84,300	381,879
Virco Mfg. Corp.	8,300	64,325
		32,230,630
Communications Equipment–0.87%
†ADTRAN Holdings, Inc.	54,248	508,846
†Applied Optoelectronics, Inc.	39,600	1,026,828
†Aviat Networks, Inc.	8,800	201,784
†BK Technologies Corp.	2,100	177,408
†Calix, Inc.	42,331	2,597,853
†Clearfield, Inc.	9,000	309,420
†CommScope Holding Co., Inc.	152,500	2,360,700
†Digi International, Inc.	26,843	978,696
†Extreme Networks, Inc.	97,545	2,014,304
†Harmonic, Inc.	83,288	847,872
†Inseego Corp.	9,800	146,706
†NETGEAR, Inc.	20,334	658,618
†NetScout Systems, Inc.	51,456	1,329,109
†Ribbon Communications, Inc.	69,602	264,488
†Viasat, Inc.	83,800	2,455,340
†Viavi Solutions, Inc.	163,500	2,074,815
		17,952,787
Construction & Engineering–2.37%
†Ameresco, Inc. Class A	23,921	803,267
Arcosa, Inc.	34,900	3,270,479
Argan, Inc.	9,524	2,571,956
†Bowman Consulting Group Ltd.	9,900	419,364
†Centuri Holdings, Inc.	49,300	1,043,681
Concrete Pumping Holdings, Inc.	18,300	129,015
†Construction Partners, Inc. Class A	33,900	4,305,300
†Dycom Industries, Inc.	20,329	5,931,189
†Fluor Corp.	118,600	4,989,502
Granite Construction, Inc.	31,479	3,451,672
†Great Lakes Dredge & Dock Corp.	50,134	601,107
LVIP SSGA Small-Cap Index Fund–7

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction & Engineering (continued)
†IES Holdings, Inc.	6,500	$2,584,725
†Limbach Holdings, Inc.	7,800	757,536
†Matrix Service Co.	19,600	256,368
†MYR Group, Inc.	11,194	2,328,688
†NWPX Infrastructure, Inc.	7,148	378,344
†Orion Group Holdings, Inc.	27,500	228,800
Primoris Services Corp.	39,138	5,374,821
†Southland Holdings, Inc.	8,200	35,178
†Sterling Infrastructure, Inc.	21,600	7,337,088
†Tutor Perini Corp.	32,106	2,105,833
		48,903,913
Construction Materials–0.22%
†Knife River Corp.	41,300	3,174,731
†Smith-Midland Corp.	1,900	70,110
†Titan America SA	18,800	280,872
U.S. Lime & Minerals, Inc.	7,935	1,043,849
		4,569,562
Consumer Finance–1.01%
†Atlanticus Holdings Corp.	3,915	229,341
Bread Financial Holdings, Inc.	34,500	1,924,065
†Consumer Portfolio Services, Inc.	6,000	45,300
†Dave, Inc.	6,900	1,375,515
†Encore Capital Group, Inc.	16,963	708,036
†Enova International, Inc.	17,223	1,982,195
FirstCash Holdings, Inc.	28,624	4,534,614
†Green Dot Corp. Class A	40,602	545,285
†LendingClub Corp.	83,260	1,264,719
†LendingTree, Inc.	7,700	498,421
Medallion Financial Corp.	11,600	117,160
Navient Corp.	52,400	689,060
Nelnet, Inc. Class A	9,038	1,133,185
†NerdWallet, Inc. Class A	31,900	343,244
†Oportun Financial Corp.	26,000	160,420
OppFi, Inc.	18,800	213,004
†PRA Group, Inc.	28,823	445,027
PROG Holdings, Inc.	27,405	886,826
Regional Management Corp.	6,243	243,227
†Upstart Holdings, Inc.	61,700	3,134,360
†World Acceptance Corp.	1,701	287,707
		20,760,711
Consumer Staples Distribution & Retail–0.49%
Andersons, Inc.	24,263	965,910
†Chefs' Warehouse, Inc.	26,335	1,536,121
†Grocery Outlet Holding Corp.	70,700	1,134,735
†Guardian Pharmacy Services, Inc. Class A	9,900	259,677
†HF Foods Group, Inc.	30,800	85,008
Ingles Markets, Inc. Class A	10,831	753,404
Natural Grocers by Vitamin Cottage, Inc.	9,389	375,560
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Staples Distribution & Retail (continued)
PriceSmart, Inc.	18,332	$2,221,655
†United Natural Foods, Inc.	44,399	1,670,290
Village Super Market, Inc. Class A	6,613	247,062
Weis Markets, Inc.	12,200	876,814
		10,126,236
Containers & Packaging–0.23%
Ardagh Metal Packaging SA	101,300	404,187
Greif, Inc. Class A	22,517	1,352,308
Myers Industries, Inc.	27,597	467,493
†O-I Glass, Inc.	113,700	1,474,689
†Ranpak Holdings Corp.	33,000	185,460
TriMas Corp.	24,725	955,374
		4,839,511
Distributors–0.05%
A-Mark Precious Metals, Inc.	13,300	344,071
†GigaCloud Technology, Inc. Class A	16,700	474,280
Weyco Group, Inc.	4,500	135,405
		953,756
Diversified Consumer Services–1.39%
†Adtalem Global Education, Inc.	25,617	3,956,546
†American Public Education, Inc.	11,900	469,693
Carriage Services, Inc.	10,435	464,775
†Coursera, Inc.	98,800	1,156,948
†Driven Brands Holdings, Inc.	43,900	707,229
†European Wax Center, Inc. Class A	24,500	97,755
†Frontdoor, Inc.	53,500	3,600,015
Graham Holdings Co. Class B	2,300	2,707,813
†KinderCare Learning Cos., Inc.	20,900	138,776
†Laureate Education, Inc.	92,900	2,930,066
†Lincoln Educational Services Corp.	21,700	509,950
Matthews International Corp. Class A	22,610	548,971
†McGraw Hill, Inc.	14,100	176,955
†Mister Car Wash, Inc.	70,800	377,364
†Nerdy, Inc.	35,500	44,730
OneSpaWorld Holdings Ltd.	69,800	1,475,572
Perdoceo Education Corp.	45,268	1,704,793
Strategic Education, Inc.	16,535	1,422,175
†Stride, Inc.	30,800	4,587,352
†Udemy, Inc.	69,300	485,793
†Universal Technical Institute, Inc.	33,400	1,087,170
†Zspace, Inc.	2,000	1,959
		28,652,400
LVIP SSGA Small-Cap Index Fund–8

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified REITs–0.54%
Alexander & Baldwin, Inc.	53,708	$976,948
Alpine Income Property Trust, Inc.	9,000	127,530
American Assets Trust, Inc.	38,173	775,675
Armada Hoffler Properties, Inc.	59,000	413,590
Broadstone Net Lease, Inc.	135,600	2,423,172
CTO Realty Growth, Inc.	21,542	351,135
Essential Properties Realty Trust, Inc.	143,535	4,271,602
Gladstone Commercial Corp.	32,805	404,158
Global Net Lease, Inc.	147,428	1,198,590
Modiv Industrial, Inc.	7,400	108,336
NexPoint Diversified Real Estate Trust	25,289	93,316
		11,144,052
Diversified Telecommunication Services–0.50%
†Anterix, Inc.	9,200	197,524
ATN International, Inc.	7,592	113,652
†Bandwidth, Inc. Class A	19,200	320,064
Cogent Communications Holdings, Inc.	33,604	1,288,714
†Globalstar, Inc.	36,886	1,342,282
IDT Corp. Class B	12,000	627,720
†Liberty Latin America Ltd. Class A	116,271	977,874
†Lumen Technologies, Inc.	686,200	4,199,544
Shenandoah Telecommunications Co.	37,150	498,553
Uniti Group, Inc.	105,011	642,667
		10,208,594
Electric Utilities–1.22%
ALLETE, Inc.	41,873	2,780,367
Genie Energy Ltd. Class B	16,400	245,180
†Hawaiian Electric Industries, Inc.	128,700	1,420,848
MGE Energy, Inc.	27,215	2,290,959
†Oklo, Inc.	78,800	8,796,444
Otter Tail Corp.	27,781	2,277,208
Portland General Electric Co.	79,200	3,484,800
TXNM Energy, Inc.	68,336	3,864,401
		25,160,207
Electrical Equipment–2.34%
Allient, Inc.	10,800	483,300
†American Superconductor Corp.	31,200	1,852,968
†Amprius Technologies, Inc.	68,000	715,360
†Array Technologies, Inc.	112,400	916,060
Atkore, Inc.	23,800	1,493,212
†Bloom Energy Corp. Class A	155,245	13,129,070
†Complete Solaria, Inc.	47,900	84,304
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment (continued)
EnerSys	27,622	$3,120,181
†Enovix Corp.	122,000	1,216,340
†Eos Energy Enterprises, Inc.	164,000	1,867,960
†Fluence Energy, Inc.	55,500	599,400
†Hyliion Holdings Corp.	93,100	183,407
†KULR Technology Group, Inc.	25,800	107,328
LSI Industries, Inc.	19,700	465,117
†NANO Nuclear Energy, Inc.	19,600	755,776
†Net Power, Inc.	15,200	45,752
†NEXTracker, Inc. Class A	104,500	7,731,955
†NuScale Power Corp.	91,100	3,279,600
†Plug Power, Inc.	775,800	1,807,614
Powell Industries, Inc.	7,008	2,136,108
†Power Solutions International, Inc.	4,800	471,456
Preformed Line Products Co.	1,786	350,324
†Shoals Technologies Group, Inc. Class A	123,500	915,135
†SKYX Platforms Corp.	49,200	55,104
†Sunrun, Inc.	151,300	2,615,977
†T1 Energy, Inc.	80,500	175,490
†Thermon Group Holdings, Inc.	25,160	672,275
†Vicor Corp.	17,171	853,742
		48,100,315
Electronic Equipment, Instruments & Components–3.25%
†908 Devices, Inc.	18,100	158,556
Advanced Energy Industries, Inc.	27,279	4,641,249
†Aeva Technologies, Inc.	23,580	341,910
†Arlo Technologies, Inc.	73,615	1,247,774
Badger Meter, Inc.	21,322	3,807,683
Bel Fuse, Inc. Class A	8,800	1,213,839
Belden, Inc.	28,642	3,444,773
Benchmark Electronics, Inc.	26,466	1,020,264
Climb Global Solutions, Inc.	2,900	391,036
CTS Corp.	21,811	871,131
†Daktronics, Inc.	26,100	546,012
ePlus, Inc.	19,416	1,378,730
†Evolv Technologies Holdings, Inc.	85,900	648,545
†Fabrinet	26,256	9,573,463
†Frequency Electronics, Inc.	5,200	176,332
†Insight Enterprises, Inc.	20,503	2,325,245
†Itron, Inc.	32,844	4,091,049
†Kimball Electronics, Inc.	18,375	548,678
†Knowles Corp.	60,306	1,405,733
Methode Electronics, Inc.	25,866	195,288
†MicroVision, Inc.	153,100	189,844
†Mirion Technologies, Inc.	154,700	3,598,322
†M-Tron Industries, Inc.	2,000	110,960
Napco Security Technologies, Inc.	24,100	1,035,095
†Neonode, Inc.	8,200	28,618
LVIP SSGA Small-Cap Index Fund–9

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
†nLight, Inc.	34,900	$1,034,087
†Novanta, Inc.	25,963	2,600,194
†OSI Systems, Inc.	11,468	2,858,284
†Ouster, Inc.	37,900	1,025,195
PC Connection, Inc.	8,224	509,806
†Plexus Corp.	19,363	2,801,633
†Powerfleet, Inc. NJ	90,900	476,316
†Red Cat Holdings, Inc.	55,300	572,355
Richardson Electronics Ltd.	9,000	88,110
†Rogers Corp.	13,752	1,106,486
†Sanmina Corp.	37,795	4,350,582
†ScanSource, Inc.	14,337	630,685
†TTM Technologies, Inc.	72,425	4,171,680
Vishay Intertechnology, Inc.	90,421	1,383,441
†Vishay Precision Group, Inc.	8,972	287,553
†Vuzix Corp.	50,200	157,126
		67,043,662
Energy Equipment & Services–1.60%
Archrock, Inc.	119,402	3,141,467
Aris Water Solutions, Inc. Class A	22,600	557,316
Atlas Energy Solutions, Inc.	57,700	656,049
†Borr Drilling Ltd.	161,800	435,242
†Bristow Group, Inc.	20,873	753,098
Cactus, Inc. Class A	50,600	1,997,182
Core Laboratories, Inc.	35,800	442,488
†DMC Global, Inc.	14,988	126,649
Energy Services of America Corp.	9,400	97,290
†Expro Group Holdings NV	75,966	902,476
Flowco Holdings, Inc. Class A	13,500	200,475
†Forum Energy Technologies, Inc.	8,100	216,351
†Helix Energy Solutions Group, Inc.	105,956	695,071
Helmerich & Payne, Inc.	71,100	1,570,599
†Innovex International, Inc.	28,700	532,098
Kodiak Gas Services, Inc.	47,900	1,770,863
Liberty Energy, Inc.	117,022	1,444,051
†Mammoth Energy Services, Inc.	16,700	38,243
†Nabors Industries Ltd.	10,314	421,533
†National Energy Services Reunited Corp.	44,900	460,674
Natural Gas Services Group, Inc.	7,400	207,126
Noble Corp. PLC	91,135	2,577,298
†Oceaneering International, Inc.	67,900	1,682,562
†Oil States International, Inc.	42,400	256,944
Patterson-UTI Energy, Inc.	259,789	1,345,707
†ProFrac Holding Corp. Class A	8,400	31,080
†ProPetro Holding Corp.	57,600	301,824
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services (continued)
Ranger Energy Services, Inc. Class A	11,600	$162,864
RPC, Inc.	64,400	306,544
Schlumberger NV	100	3,437
†SEACOR Marine Holdings, Inc.	13,700	88,913
†Seadrill Ltd.	46,200	1,395,702
Select Water Solutions, Inc.	68,900	736,541
Solaris Energy Infrastructure, Inc. Class A	26,800	1,071,196
†TETRA Technologies, Inc.	95,300	547,975
†Tidewater, Inc.	35,111	1,872,470
†Transocean Ltd.	538,000	1,678,560
†Valaris Ltd.	46,000	2,243,420
		32,969,378
Entertainment–0.51%
†AMC Entertainment Holdings, Inc. Class A	320,700	930,030
†Atlanta Braves Holdings, Inc. Class A	39,000	1,641,410
Cinemark Holdings, Inc.	74,300	2,081,886
CuriosityStream, Inc.	25,000	132,500
†Eventbrite, Inc. Class A	59,700	150,444
†Gaia, Inc.	13,600	80,512
†Golden Matrix Group, Inc.	15,600	17,628
†IMAX Corp.	32,300	1,057,825
†Lionsgate Studios Corp.	140,904	972,238
†Madison Square Garden Entertainment Corp.	29,272	1,324,265
Marcus Corp.	17,334	268,850
†Playstudios, Inc.	67,100	64,590
Playtika Holding Corp.	43,600	169,604
†Reservoir Media, Inc.	15,300	124,542
†Sphere Entertainment Co.	20,472	1,271,721
†Starz Entertainment Corp.	9,493	139,832
†Vivid Seats, Inc. Class A	2,860	47,533
		10,475,410
Financial Services–2.39%
†Acacia Research Corp.	28,200	91,650
Alerus Financial Corp.	16,900	374,166
†AvidXchange Holdings, Inc.	127,500	1,268,625
Banco Latinoamericano de Comercio Exterior SA	21,458	986,424
†Better Home & Finance Holding Co.	3,100	174,034
Burford Capital Ltd.	141,700	1,694,732
Cannae Holdings, Inc.	42,500	778,175
†Cantaloupe, Inc.	39,300	415,401
Cass Information Systems, Inc.	8,915	350,627
Compass Diversified Holdings	50,800	336,296
Enact Holdings, Inc.	21,400	820,476
LVIP SSGA Small-Cap Index Fund–10

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Financial Services (continued)
Essent Group Ltd.	70,409	$4,475,196
EVERTEC, Inc.	47,507	1,604,786
Federal Agricultural Mortgage Corp. Class C	6,874	1,154,695
†Finance of America Cos., Inc. Class A	3,500	78,505
†Flywire Corp.	87,400	1,183,396
HA Sustainable Infrastructure Capital, Inc.	86,000	2,640,200
†International Money Express, Inc.	20,234	282,669
Jackson Financial, Inc. Class A	51,800	5,243,714
†loanDepot, Inc. Class A	59,500	182,665
†Marqeta, Inc. Class A	284,000	1,499,520
Merchants Bancorp	19,014	604,645
†NCR Atleos Corp.	54,100	2,126,671
NewtekOne, Inc.	18,600	212,970
†NMI Holdings, Inc. Class A	56,400	2,162,376
†Onity Group, Inc.	4,900	195,804
Pagseguro Digital Ltd. Class A	132,300	1,323,000
†Payoneer Global, Inc.	207,800	1,257,190
†Paysafe Ltd.	23,884	308,581
†Paysign, Inc.	25,700	161,653
PennyMac Financial Services, Inc.	21,500	2,663,420
†Priority Technology Holdings, Inc.	16,900	116,103
Radian Group, Inc.	97,654	3,537,028
†Remitly Global, Inc.	114,600	1,867,980
†Repay Holdings Corp.	57,400	300,202
†Security National Financial Corp. Class A	12,180	105,601
†Sezzle, Inc.	10,900	866,877
†StoneCo Ltd. Class A	178,600	3,377,326
SWK Holdings Corp.	2,200	32,010
†Triller Group, Inc.	66,600	55,285
†Velocity Financial, Inc.	6,600	119,724
Walker & Dunlop, Inc.	24,363	2,037,234
Waterstone Financial, Inc.	11,880	185,328
		49,252,960
Food Products–0.79%
Alico, Inc.	3,900	135,174
B&G Foods, Inc.	58,114	257,445
†Beyond Meat, Inc.	46,900	88,641
†BRC, Inc. Class A	36,900	57,564
Calavo Growers, Inc.	12,654	325,714
Cal-Maine Foods, Inc.	33,630	3,164,583
Dole PLC	49,300	662,592
†Forafric Global PLC	4,600	39,974
Fresh Del Monte Produce, Inc.	24,456	849,112
†Hain Celestial Group, Inc.	66,500	105,070
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
J&J Snack Foods Corp.	11,587	$1,113,395
John B Sanfilippo & Son, Inc.	5,702	366,524
†Lifeway Foods, Inc.	3,500	97,160
Limoneira Co.	12,300	182,655
†Mama's Creations, Inc.	25,500	268,005
Marzetti Co.	14,654	2,532,065
†Mission Produce, Inc.	27,800	334,156
†Seneca Foods Corp. Class A	3,488	376,495
†Simply Good Foods Co.	69,300	1,720,026
†SunOpta, Inc.	70,800	414,888
Tootsie Roll Industries, Inc.	13,000	544,960
†TreeHouse Foods, Inc.	36,900	745,749
Utz Brands, Inc.	53,100	645,165
†Vital Farms, Inc.	25,500	1,049,325
†Westrock Coffee Co.	27,200	132,192
		16,208,629
Gas Utilities–1.04%
Brookfield Infrastructure Corp. Class A	86,578	3,560,087
Chesapeake Utilities Corp.	16,865	2,271,547
New Jersey Resources Corp.	72,597	3,495,546
Northwest Natural Holding Co.	29,719	1,335,275
ONE Gas, Inc.	43,279	3,503,002
RGC Resources, Inc.	6,300	141,372
Southwest Gas Holdings, Inc.	46,522	3,644,534
Spire, Inc.	42,520	3,466,230
		21,417,593
Ground Transportation–0.30%
ArcBest Corp.	16,475	1,151,108
Covenant Logistics Group, Inc.	12,000	259,920
FTAI Infrastructure, Inc.	70,700	308,252
Heartland Express, Inc.	35,309	295,889
†Hertz Global Holdings, Inc.	86,000	584,800
Marten Transport Ltd.	44,094	470,042
†PAMT Corp.	4,100	46,740
†Proficient Auto Logistics, Inc.	16,100	110,929
†RXO, Inc.	120,083	1,846,877
Universal Logistics Holdings, Inc.	5,197	121,818
Werner Enterprises, Inc.	40,720	1,071,750
		6,268,125
Health Care Equipment & Supplies–2.49%
†Accuray, Inc.	74,500	124,415
†Alphatec Holdings, Inc.	86,500	1,257,710
†AngioDynamics, Inc.	28,992	323,841
†Anteris Technologies Global Corp.	12,000	54,000
†Artivion, Inc.	28,410	1,202,879
†AtriCure, Inc.	35,703	1,258,531
LVIP SSGA Small-Cap Index Fund–11

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Avanos Medical, Inc.	32,700	$378,012
†Axogen, Inc.	31,700	565,528
†Beta Bionics, Inc.	26,100	518,607
†Bioventus, Inc. Class A	29,600	198,024
†Butterfly Network, Inc.	148,400	286,412
†Ceribell, Inc.	19,200	220,608
†Cerus Corp.	137,683	218,916
†ClearPoint Neuro, Inc.	20,200	440,158
CONMED Corp.	23,222	1,092,131
†CVRx, Inc.	11,400	91,998
†Delcath Systems, Inc.	23,300	250,475
†Electromed, Inc.	5,400	132,570
Embecta Corp.	43,500	613,785
†Enovis Corp.	42,600	1,292,484
†Glaukos Corp.	40,945	3,339,065
†Haemonetics Corp.	34,300	1,671,782
†ICU Medical, Inc.	17,400	2,087,304
†Inogen, Inc.	18,890	154,331
†Integer Holdings Corp.	24,625	2,544,501
†Integra LifeSciences Holdings Corp.	49,200	705,036
iRadimed Corp.	6,000	426,960
†iRhythm Technologies, Inc.	22,950	3,947,170
†Kestra Medical Technologies Ltd.	10,200	242,352
†KORU Medical Systems, Inc.	33,300	127,539
†Lantheus Holdings, Inc.	49,706	2,549,421
LeMaitre Vascular, Inc.	15,298	1,338,728
†LENSAR, Inc.	7,400	91,390
†LivaNova PLC	39,296	2,058,324
†Lucid Diagnostics, Inc.	55,400	55,954
†Merit Medical Systems, Inc.	42,041	3,499,072
†Myomo, Inc.	26,200	23,370
†Neogen Corp.	160,650	917,312
†Neuronetics, Inc.	28,500	77,805
†NeuroPace, Inc.	18,700	192,797
†Novocure Ltd.	75,600	976,752
†=OmniAb, Inc	4,688	0
†=OmniAb, Inc.	4,688	0
†Omnicell, Inc.	34,525	1,051,286
†OraSure Technologies, Inc.	54,406	174,643
†Orthofix Medical, Inc.	28,718	420,432
†OrthoPediatrics Corp.	12,505	231,718
†Outset Medical, Inc.	13,700	193,444
†PROCEPT BioRobotics Corp.	38,600	1,377,634
†Pro-Dex, Inc.	1,700	57,545
†Pulmonx Corp.	28,500	46,170
†Pulse Biosciences, Inc.	13,915	246,296
†QuidelOrtho Corp.	49,900	1,469,555
†RxSight, Inc.	28,186	253,392
†Sanara Medtech, Inc.	1,900	60,287
†SANUWAVE Health, Inc.	5,500	206,140
†Semler Scientific, Inc.	5,900	177,000
†SI-BONE, Inc.	28,100	413,632
†Sight Sciences, Inc.	27,900	95,976
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†STAAR Surgical Co.	37,299	$1,002,224
†Stereotaxis, Inc.	43,500	135,285
†Surmodics, Inc.	10,265	306,821
†Tactile Systems Technology, Inc.	17,900	247,736
†Tandem Diabetes Care, Inc.	49,500	600,930
†TransMedics Group, Inc.	24,000	2,692,800
†Treace Medical Concepts, Inc.	36,200	242,902
†UFP Technologies, Inc.	5,540	1,105,784
Utah Medical Products, Inc.	2,315	145,776
†Varex Imaging Corp.	29,800	369,520
†Zimvie, Inc.	20,000	378,800
		51,251,777
Health Care Providers & Services–3.17%
†AdaptHealth Corp.	68,700	614,865
†Addus HomeCare Corp.	13,400	1,581,066
†agilon health, Inc.	234,200	241,226
†AirSculpt Technologies, Inc.	10,100	81,002
†Alignment Healthcare, Inc.	93,900	1,638,555
†AMN Healthcare Services, Inc.	28,574	553,193
†Ardent Health, Inc.	17,900	237,175
†Astrana Health, Inc.	30,400	861,840
†Aveanna Healthcare Holdings, Inc.	33,900	300,693
†BrightSpring Health Services, Inc.	62,200	1,838,632
†Brookdale Senior Living, Inc.	171,200	1,450,064
†Castle Biosciences, Inc.	19,900	453,123
†Clover Health Investments Corp.	296,600	907,596
†Community Health Systems, Inc.	93,100	298,851
Concentra Group Holdings Parent, Inc.	86,273	1,805,694
†CorVel Corp.	21,458	1,661,278
†Cross Country Healthcare, Inc.	23,817	338,201
†DocGo, Inc.	75,400	102,544
†Enhabit, Inc.	37,300	298,773
Ensign Group, Inc.	40,733	7,037,441
†Fulgent Genetics, Inc.	15,400	348,040
†GeneDx Holdings Corp.	13,800	1,486,812
†Guardant Health, Inc.	86,300	5,392,024
†HealthEquity, Inc.	61,730	5,850,152
†Hims & Hers Health, Inc.	138,200	7,838,704
†Innovage Holding Corp.	15,700	81,012
†Joint Corp.	10,300	98,262
†LifeStance Health Group, Inc.	96,700	531,850
†Nano-X Imaging Ltd.	42,200	156,140
National HealthCare Corp.	9,375	1,139,156
National Research Corp.	8,737	111,659
LVIP SSGA Small-Cap Index Fund–12

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
†NeoGenomics, Inc.	96,165	$742,394
†Nutex Health, Inc.	2,600	268,632
†Oncology Institute, Inc.	46,500	162,285
†OPKO Health, Inc.	267,100	414,005
†Option Care Health, Inc.	118,307	3,284,202
†Owens & Minor, Inc.	55,954	268,579
†PACS Group, Inc.	33,900	465,447
†Pediatrix Medical Group, Inc.	62,900	1,053,575
†Pennant Group, Inc.	24,766	624,599
†Performant Healthcare, Inc.	50,900	393,457
Premier, Inc. Class A	58,500	1,626,300
†Privia Health Group, Inc.	84,900	2,114,010
†Progyny, Inc.	51,200	1,101,824
†RadNet, Inc.	49,100	3,741,911
Select Medical Holdings Corp.	82,467	1,058,876
†Sonida Senior Living, Inc.	3,400	94,248
†Surgery Partners, Inc.	56,900	1,231,316
†Talkspace, Inc.	91,200	251,712
U.S. Physical Therapy, Inc.	11,249	955,603
†Viemed Healthcare, Inc.	25,800	175,182
		65,363,780
Health Care REITs–0.97%
American Healthcare REIT, Inc.	115,100	4,835,351
CareTrust REIT, Inc.	154,071	5,343,182
Community Healthcare Trust, Inc.	20,110	307,683
Diversified Healthcare Trust	164,200	724,122
Global Medical REIT, Inc.	9,340	314,851
LTC Properties, Inc.	33,873	1,248,559
National Health Investors, Inc.	33,134	2,634,153
Sabra Health Care REIT, Inc.	170,677	3,181,419
Sila Realty Trust, Inc.	41,000	1,029,100
Strawberry Fields REIT, Inc.	4,500	55,350
Universal Health Realty Income Trust	9,573	374,975
		20,048,745
Health Care Technology–0.41%
†Claritev Corp.	5,700	302,556
†Definitive Healthcare Corp.	25,200	102,312
†Evolent Health, Inc. Class A	87,000	736,020
†Health Catalyst, Inc.	45,100	128,535
HealthStream, Inc.	18,545	523,711
†LifeMD, Inc.	27,500	186,725
†OptimizeRx Corp.	12,500	256,250
†Phreesia, Inc.	42,200	992,544
†Schrodinger, Inc.	41,900	840,514
†Simulations Plus, Inc.	11,800	177,826
†Teladoc Health, Inc.	129,700	1,002,581
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Technology (continued)
†TruBridge, Inc.	7,800	$157,326
†Waystar Holding Corp.	78,600	2,980,512
		8,387,412
Hotel & Resort REITs–0.59%
Apple Hospitality REIT, Inc.	165,500	1,987,655
Braemar Hotels & Resorts, Inc.	41,400	113,022
Chatham Lodging Trust	36,131	242,439
DiamondRock Hospitality Co.	153,974	1,225,633
Pebblebrook Hotel Trust	86,560	985,918
RLJ Lodging Trust	109,155	785,916
Ryman Hospitality Properties, Inc.	43,106	3,861,867
Service Properties Trust	113,600	307,856
Summit Hotel Properties, Inc.	77,873	427,523
Sunstone Hotel Investors, Inc.	134,592	1,261,127
Xenia Hotels & Resorts, Inc.	69,104	948,107
		12,147,063
Hotels, Restaurants & Leisure–1.79%
†Accel Entertainment, Inc.	40,000	442,800
†Bally's Corp.	4,400	48,840
†Biglari Holdings, Inc. Class B	525	169,916
†BJ's Restaurants, Inc.	15,859	484,175
Bloomin' Brands, Inc.	61,452	440,611
Brightstar Lottery PLC	82,300	1,419,675
†Brinker International, Inc.	31,900	4,041,092
Cheesecake Factory, Inc.	34,174	1,867,267
Cracker Barrel Old Country Store, Inc.	16,662	734,128
†Dave & Buster's Entertainment, Inc.	20,200	366,832
†Denny's Corp.	39,056	204,263
Dine Brands Global, Inc.	11,432	282,599
†El Pollo Loco Holdings, Inc.	19,700	191,090
†First Watch Restaurant Group, Inc.	29,200	456,688
†Genius Sports Ltd.	156,100	1,932,518
†Global Business Travel Group I	70,100	566,408
Golden Entertainment, Inc.	14,300	337,194
†Hilton Grand Vacations, Inc.	41,100	1,718,391
†Inspired Entertainment, Inc.	17,100	160,398
Jack in the Box, Inc.	14,315	283,008
Krispy Kreme, Inc.	54,400	210,528
†Kura Sushi USA, Inc. Class A	4,500	267,345
†Life Time Group Holdings, Inc.	97,997	2,704,717
†Lindblad Expeditions Holdings, Inc.	26,900	344,320
Marriott Vacations Worldwide Corp.	19,800	1,317,888
LVIP SSGA Small-Cap Index Fund–13

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Monarch Casino & Resort, Inc.	9,484	$1,003,787
Nathan's Famous, Inc.	1,900	210,406
Papa John's International, Inc.	24,422	1,175,919
†Portillo's, Inc. Class A	41,100	265,095
†Potbelly Corp.	18,200	310,128
†Pursuit Attractions & Hospitality, Inc.	15,313	554,024
RCI Hospitality Holdings, Inc.	6,300	192,213
Red Rock Resorts, Inc. Class A	35,300	2,155,418
†Rush Street Interactive, Inc.	63,900	1,308,672
†Sabre Corp.	269,100	492,453
†Serve Robotics, Inc.	31,000	360,530
†Shake Shack, Inc. Class A	27,800	2,602,358
†Six Flags Entertainment Corp.	70,640	1,604,941
Super Group SGHC Ltd.	117,200	1,547,040
†Sweetgreen, Inc. Class A	76,700	612,066
†Target Hospitality Corp.	25,500	216,240
†United Parks & Resorts, Inc.	20,262	1,047,546
†Xponential Fitness, Inc. Class A	17,900	139,441
		36,790,968
Household Durables–1.79%
Bassett Furniture Industries, Inc.	6,400	100,096
†Beazer Homes USA, Inc.	21,819	535,656
†Cavco Industries, Inc.	5,426	3,151,041
Century Communities, Inc.	18,338	1,162,079
†Champion Homes, Inc.	40,034	3,057,397
Cricut, Inc. Class A	35,700	224,553
†Dream Finders Homes, Inc. Class A	22,400	580,608
Ethan Allen Interiors, Inc.	17,232	507,655
Flexsteel Industries, Inc.	2,600	120,510
†Green Brick Partners, Inc.	22,482	1,660,520
Hamilton Beach Brands Holding Co. Class A	5,900	84,783
†Helen of Troy Ltd.	17,098	430,870
†Hovnanian Enterprises, Inc. Class A	3,700	475,413
Installed Building Products, Inc.	16,918	4,172,994
KB Home	47,736	3,037,919
La-Z-Boy, Inc.	30,633	1,051,325
†Legacy Housing Corp.	6,260	172,213
Leggett & Platt, Inc.	98,200	872,016
†LGI Homes, Inc.	15,300	791,163
†Lovesac Co.	10,500	177,765
†M/I Homes, Inc.	18,774	2,711,716
Meritage Homes Corp.	51,068	3,698,855
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables (continued)
†Sonos, Inc.	87,736	$1,386,229
†Taylor Morrison Home Corp.	70,200	4,633,902
†Traeger, Inc.	23,600	28,792
†Tri Pointe Homes, Inc.	61,752	2,097,715
		36,923,785
Household Products–0.28%
†Central Garden & Pet Co.	42,552	1,278,400
Energizer Holdings, Inc.	49,400	1,229,566
Oil-Dri Corp. of America	7,300	445,592
Spectrum Brands Holdings, Inc.	16,600	871,998
WD-40 Co.	10,038	1,983,509
		5,809,065
Independent Power and Renewable Electricity Producers–0.23%
†Hallador Energy Co.	22,700	444,239
†Montauk Renewables, Inc.	47,600	95,676
Ormat Technologies, Inc.	44,160	4,250,400
		4,790,315
Industrial Conglomerates–0.03%
Brookfield Business Corp. Class A	17,700	593,481
		593,481
Industrial REITs–0.41%
Industrial Logistics Properties Trust	39,200	228,536
Innovative Industrial Properties, Inc.	20,500	1,098,390
LXP Industrial Trust	210,286	1,884,163
One Liberty Properties, Inc.	13,207	292,139
Plymouth Industrial REIT, Inc.	30,500	681,065
Terreno Realty Corp.	73,634	4,178,729
		8,363,022
Insurance–1.95%
†Ambac Financial Group, Inc.	34,193	285,170
American Coastal Insurance Corp. Class C	18,600	211,854
AMERISAFE, Inc.	13,899	609,332
†Aspen Insurance Holdings Ltd. Class A	10,100	370,771
†Baldwin Insurance Group, Inc.	50,700	1,430,247
†Bowhead Specialty Holdings, Inc.	11,800	319,072
†Citizens, Inc.	35,500	186,375
CNO Financial Group, Inc.	69,112	2,733,380
Crawford & Co. Class A	11,700	125,190
Donegal Group, Inc. Class A	11,946	231,633
†eHealth, Inc.	22,700	97,837
Employers Holdings, Inc.	17,927	761,539
LVIP SSGA Small-Cap Index Fund–14

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
F&G Annuities & Life, Inc.	15,600	$487,812
Fidelis Insurance Holdings Ltd.	43,800	794,970
†Genworth Financial, Inc. Class A	294,800	2,623,720
†GoHealth, Inc. Class A	3,300	15,906
Goosehead Insurance, Inc. Class A	17,500	1,302,350
†Greenlight Capital Re Ltd. Class A	20,557	261,074
†Hamilton Insurance Group Ltd. Class B	33,100	820,880
HCI Group, Inc.	7,307	1,402,433
†Heritage Insurance Holdings, Inc.	17,100	430,578
†Hippo Holdings, Inc.	13,232	478,469
Horace Mann Educators Corp.	30,131	1,361,017
Investors Title Co.	1,053	282,025
James River Group Holdings Ltd.	28,800	159,840
†Kestrel Group Ltd.	1,150	31,407
Kingstone Cos., Inc.	8,600	126,420
†Kingsway Financial Services, Inc.	12,800	187,136
†Lemonade, Inc.	40,100	2,146,553
†MBIA, Inc.	33,784	251,691
Mercury General Corp.	19,900	1,687,122
†NI Holdings, Inc.	5,400	73,224
†Oscar Health, Inc. Class A	135,300	2,561,229
†Palomar Holdings, Inc.	19,000	2,218,250
†ProAssurance Corp.	37,500	899,625
†Root, Inc. Class A	7,800	698,178
Safety Insurance Group, Inc.	11,099	784,588
Selective Insurance Group, Inc.	43,707	3,543,326
†Selectquote, Inc.	101,700	199,332
†SiriusPoint Ltd.	75,400	1,363,986
†Skyward Specialty Insurance Group, Inc.	26,700	1,269,852
†Slide Insurance Holdings, Inc.	16,700	263,609
Stewart Information Services Corp.	20,439	1,498,587
Tiptree, Inc.	17,446	334,440
†Trupanion, Inc.	27,661	1,197,168
United Fire Group, Inc.	15,721	478,233
Universal Insurance Holdings, Inc.	18,803	494,519
		40,091,949
Interactive Media & Services–0.63%
†Angi, Inc.	31,700	515,442
†Arena Group Holdings, Inc.	10,400	56,888
†Bumble, Inc. Class A	53,700	327,033
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Interactive Media & Services (continued)
†Cargurus, Inc.	59,400	$2,211,462
†Cars.com, Inc.	43,200	527,904
†EverQuote, Inc. Class A	20,300	464,261
†fuboTV, Inc.	245,200	1,017,580
†Getty Images Holdings, Inc.	72,300	143,154
†Grindr, Inc.	24,400	366,488
†MediaAlpha, Inc. Class A	23,060	262,423
†Nextdoor Holdings, Inc.	155,800	325,622
†QuinStreet, Inc.	40,611	628,252
†Rumble, Inc.	57,700	417,748
Shutterstock, Inc.	18,252	380,554
†Teads Holding Co.	27,500	45,375
†Travelzoo	5,100	50,133
†TripAdvisor, Inc.	85,600	1,391,856
†TrueCar, Inc.	63,500	116,840
†Vimeo, Inc.	102,500	794,375
†Webtoon Entertainment, Inc.	11,200	217,392
†Yelp, Inc.	46,100	1,438,320
†Ziff Davis, Inc.	29,387	1,119,645
†ZipRecruiter, Inc. Class A	48,000	202,560
		13,021,307
IT Services–0.54%
†Applied Digital Corp.	154,009	3,532,966
†ASGN, Inc.	31,604	1,496,449
†Backblaze, Inc. Class A	34,700	322,016
†BigBear.ai Holdings, Inc.	204,900	1,335,948
†Commerce.com, Inc.	46,800	233,532
†Crexendo, Inc.	11,600	75,400
CSP, Inc.	5,600	64,680
†DigitalOcean Holdings, Inc.	47,600	1,626,016
†Fastly, Inc. Class A	99,800	853,290
†Grid Dynamics Holdings, Inc.	47,900	369,309
Hackett Group, Inc.	18,976	360,734
Information Services Group, Inc.	27,800	159,850
†Rackspace Technology, Inc.	49,600	69,936
†TSS, Inc.	14,100	255,351
†Tucows, Inc. Class A	4,500	83,498
†Unisys Corp.	48,854	190,531
†VTEX Class A	44,600	195,348
		11,224,854
Leisure Products–0.47%
Acushnet Holdings Corp.	19,600	1,538,404
†American Outdoor Brands, Inc.	9,700	84,196
Clarus Corp.	23,724	83,034
Escalade, Inc.	7,700	96,789
†Funko, Inc. Class A	22,600	77,744
JAKKS Pacific, Inc.	5,900	110,507
Johnson Outdoors, Inc. Class A	3,386	136,760
†Latham Group, Inc.	29,900	227,539
†Malibu Boats, Inc. Class A	13,800	447,810
LVIP SSGA Small-Cap Index Fund–15

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Leisure Products (continued)
Marine Products Corp.	6,436	$57,087
†MasterCraft Boat Holdings, Inc.	12,200	261,812
†Outdoor Holding Co.	68,100	100,788
†Peloton Interactive, Inc. Class A	272,300	2,450,700
Polaris, Inc.	38,500	2,238,005
Smith & Wesson Brands, Inc.	33,032	324,705
Sturm Ruger & Co., Inc.	11,714	509,208
†Topgolf Callaway Brands Corp.	98,327	934,106
		9,679,194
Life Sciences Tools & Services–0.40%
†10X Genomics, Inc. Class A	77,800	909,482
†Adaptive Biotechnologies Corp.	109,900	1,644,104
†Azenta, Inc.	30,100	864,472
†BioLife Solutions, Inc.	27,400	698,974
†Codexis, Inc.	59,000	143,960
†CryoPort, Inc.	33,000	312,840
†Cytek Biosciences, Inc.	89,200	309,524
†Fortrea Holdings, Inc.	67,400	567,508
†Ginkgo Bioworks Holdings, Inc.	28,400	414,072
†Lifecore Biomedical, Inc.	19,300	142,048
†Maravai LifeSciences Holdings, Inc. Class A	81,900	235,053
†MaxCyte, Inc.	77,600	122,608
Mesa Laboratories, Inc.	3,830	256,648
†Niagen Bioscience, Inc.	37,500	349,875
†OmniAb, Inc.	68,489	109,582
†Pacific Biosciences of California, Inc.	210,398	269,310
†Personalis, Inc.	38,800	252,976
†Quanterix Corp.	26,600	144,438
†Quantum-Si, Inc.	91,700	129,297
†Standard BioTools, Inc.	218,800	284,440
		8,161,211
Machinery–3.84%
†3D Systems Corp.	94,522	274,114
Aebi Schmidt Holding AG	24,844	309,805
†AirJoule Technologies Corp.	17,100	80,199
Alamo Group, Inc.	7,635	1,457,521
Albany International Corp. Class A	22,543	1,201,542
Astec Industries, Inc.	17,169	826,344
Atmus Filtration Technologies, Inc.	60,000	2,705,400
†Blue Bird Corp.	22,292	1,282,905
†Chart Industries, Inc.	32,774	6,559,716
Columbus McKinnon Corp.	21,508	308,425
Douglas Dynamics, Inc.	16,949	529,826
Eastern Co.	3,900	91,494
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
†Energy Recovery, Inc.	39,600	$610,632
Enerpac Tool Group Corp.	40,114	1,644,674
Enpro, Inc.	15,209	3,437,234
ESCO Technologies, Inc.	18,738	3,955,779
Federal Signal Corp.	43,307	5,153,100
Franklin Electric Co., Inc.	28,840	2,745,568
†Gencor Industries, Inc.	7,900	115,577
Gorman-Rupp Co.	15,682	727,802
†Graham Corp.	7,600	417,240
Greenbrier Cos., Inc.	22,801	1,052,722
Helios Technologies, Inc.	24,528	1,278,645
Hillenbrand, Inc.	52,132	1,409,649
†Hillman Solutions Corp.	145,700	1,337,526
Hyster-Yale, Inc.	8,566	315,743
JBT Marel Corp.	37,692	5,293,841
Kadant, Inc.	8,499	2,529,132
Kennametal, Inc.	57,100	1,195,103
†L.B. Foster Co. Class A	6,500	175,175
Lindsay Corp.	8,007	1,125,464
Luxfer Holdings PLC	20,300	282,170
†Manitowoc Co., Inc.	25,975	260,010
†Mayville Engineering Co., Inc.	9,900	136,224
†Microvast Holdings, Inc.	145,400	559,790
Miller Industries, Inc.	8,246	333,303
Mueller Water Products, Inc. Class A	112,627	2,874,241
Omega Flex, Inc.	2,789	86,975
†Palladyne AI Corp.	19,900	170,941
Park-Ohio Holdings Corp.	7,200	152,928
†Proto Labs, Inc.	17,743	887,682
REV Group, Inc.	34,700	1,966,449
†Richtech Robotics, Inc. Class B	54,400	233,376
†SPX Technologies, Inc.	34,950	6,527,961
Standex International Corp.	8,754	1,854,972
Tennant Co.	13,881	1,125,194
Terex Corp.	46,200	2,370,060
†Titan International, Inc.	35,100	265,356
Trinity Industries, Inc.	60,600	1,699,224
Wabash National Corp.	30,040	296,495
Watts Water Technologies, Inc. Class A	19,894	5,555,996
Worthington Enterprises, Inc.	23,308	1,293,361
		79,080,605
Marine Transportation–0.18%
†Costamare Bulkers Holdings Ltd.	6,280	90,244
Costamare, Inc.	32,600	388,266
Genco Shipping & Trading Ltd.	22,500	400,500
†Himalaya Shipping Ltd.	22,800	187,644
Matson, Inc.	23,500	2,316,865
LVIP SSGA Small-Cap Index Fund–16

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Marine Transportation (continued)
Pangaea Logistics Solutions Ltd.	20,200	$102,616
Safe Bulkers, Inc.	41,500	184,260
		3,670,395
Media–0.97%
†Advantage Solutions, Inc.	77,700	118,881
†Altice USA, Inc. Class A	192,800	464,648
†AMC Networks, Inc. Class A	23,100	190,344
†Boston Omaha Corp. Class A	15,900	207,972
Cable One, Inc.	3,800	672,790
†EchoStar Corp. Class A	98,300	7,506,188
Emerald Holding, Inc.	11,500	58,535
Entravision Communications Corp. Class A	47,030	109,580
†EW Scripps Co. Class A	46,266	113,814
†Gambling.com Group Ltd.	12,500	102,250
†Gannett Co., Inc.	105,224	434,575
Gray Media, Inc.	65,618	379,272
†Ibotta, Inc. Class A	9,600	267,360
†iHeartMedia, Inc. Class A	77,000	220,990
†Integral Ad Science Holding Corp.	54,600	555,282
John Wiley & Sons, Inc. Class A	30,700	1,242,429
†Magnite, Inc.	101,042	2,200,695
National CineMedia, Inc.	45,500	205,205
†Newsmax, Inc.	6,000	74,400
†Nexxen International Ltd.	29,200	270,100
†PubMatic, Inc. Class A	29,800	246,744
Scholastic Corp.	16,091	440,572
Sinclair, Inc.	28,200	425,820
†Stagwell, Inc.	85,200	479,676
†TechTarget, Inc.	19,198	111,540
TEGNA, Inc.	116,094	2,360,191
†Thryv Holdings, Inc.	28,400	342,504
†WideOpenWest, Inc.	38,694	199,661
		20,002,018
Metals & Mining–2.08%
†Alpha Metallurgical Resources, Inc.	8,700	1,427,583
†American Battery Technology Co.	64,300	312,498
†Ascent Industries Co.	6,300	81,144
Caledonia Mining Corp. PLC	12,000	434,520
†Century Aluminum Co.	38,458	1,129,127
†Coeur Mining, Inc.	464,186	8,708,129
Commercial Metals Co.	82,000	4,696,960
†Compass Minerals International, Inc.	26,000	499,200
†Constellium SE	104,700	1,557,936
†Contango ORE, Inc.	5,900	147,087
†Critical Metals Corp.	23,100	143,682
†Dakota Gold Corp.	63,200	287,560
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining (continued)
Ferroglobe PLC	87,300	$397,215
Friedman Industries, Inc.	5,300	116,043
Hecla Mining Co.	433,476	5,245,060
†Idaho Strategic Resources, Inc.	9,800	331,142
†Ivanhoe Electric, Inc.	63,700	799,435
Kaiser Aluminum Corp.	11,822	912,186
†Lifezone Metals Ltd.	18,400	100,832
†MAC Copper Ltd. Class A	41,400	505,494
Materion Corp.	15,284	1,846,460
†Metallus, Inc.	27,200	449,616
†NioCorp Developments Ltd.	40,800	272,544
†Novagold Resources, Inc.	215,100	1,892,880
Olympic Steel, Inc.	7,406	225,513
†Perpetua Resources Corp.	52,400	1,060,052
†Ramaco Resources, Inc. Class A	19,800	657,162
Ryerson Holding Corp.	20,125	460,057
†SSR Mining, Inc.	146,200	3,570,204
SunCoke Energy, Inc.	62,544	510,359
†Tredegar Corp.	20,230	162,447
†U.S. Antimony Corp.	66,800	414,160
†U.S. Gold Corp.	8,700	143,376
Vox Royalty Corp.	31,600	135,880
Warrior Met Coal, Inc.	37,200	2,367,408
Worthington Steel, Inc.	24,708	750,876
		42,751,827
Mortgage Real Estate Investment Trusts (REITs)–0.86%
†ACRES Commercial Realty Corp.	4,900	103,684
Adamas Trust, Inc.	62,945	438,727
Advanced Flower Capital, Inc.	14,200	54,386
AG Mortgage Investment Trust, Inc.	22,400	162,176
Angel Oak Mortgage REIT, Inc.	9,300	87,141
Apollo Commercial Real Estate Finance, Inc.	99,381	1,006,730
Arbor Realty Trust, Inc.	140,400	1,714,284
ARES Commercial Real Estate Corp.	39,589	178,546
ARMOUR Residential REIT, Inc.	75,385	1,126,252
Blackstone Mortgage Trust, Inc. Class A	117,417	2,161,647
BrightSpire Capital, Inc.	94,600	513,678
Chicago Atlantic Real Estate Finance, Inc.	13,100	167,549
Chimera Investment Corp.	58,566	774,242
Claros Mortgage Trust, Inc.	63,100	209,492
Dynex Capital, Inc.	91,343	1,122,605
Ellington Financial, Inc.	68,800	893,024
LVIP SSGA Small-Cap Index Fund–17

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Mortgage Real Estate Investment Trusts (REITs) (continued)
Franklin BSP Realty Trust, Inc.	60,030	$651,926
Invesco Mortgage Capital, Inc.	45,553	344,381
KKR Real Estate Finance Trust, Inc.	41,400	372,600
Ladder Capital Corp.	85,589	933,776
Lument Finance Trust, Inc.	36,200	73,124
MFA Financial, Inc.	77,250	709,927
Nexpoint Real Estate Finance, Inc.	6,300	89,334
Orchid Island Capital, Inc.	78,860	552,809
PennyMac Mortgage Investment Trust	64,121	786,123
Ready Capital Corp.	122,872	475,515
Redwood Trust, Inc.	100,025	579,145
Rithm Property Trust, Inc.	33,300	83,916
Seven Hills Realty Trust	10,000	103,100
Sunrise Realty Trust, Inc.	8,100	84,159
TPG RE Finance Trust, Inc.	50,600	433,136
Two Harbors Investment Corp.	78,300	772,821
		17,759,955
Multi-Utilities–0.42%
Avista Corp.	58,126	2,197,744
Black Hills Corp.	52,173	3,213,335
Northwestern Energy Group, Inc.	45,406	2,661,246
Unitil Corp.	12,041	576,282
		8,648,607
Office REITs–0.68%
Brandywine Realty Trust	129,100	538,347
City Office REIT, Inc.	29,700	206,712
COPT Defense Properties	82,300	2,391,638
Douglas Emmett, Inc.	119,900	1,866,843
Easterly Government Properties, Inc.	29,200	669,556
Empire State Realty Trust, Inc. Class A	103,300	791,278
Franklin Street Properties Corp.	53,800	86,080
†Hudson Pacific Properties, Inc.	234,000	645,840
JBG SMITH Properties	43,700	972,325
NET Lease Office Properties	11,000	326,260
†Paramount Group, Inc.	140,100	916,254
Peakstone Realty Trust	27,600	362,112
Piedmont Realty Trust, Inc. Class A	93,200	838,800
Postal Realty Trust, Inc. Class A	17,000	266,730
SL Green Realty Corp.	51,900	3,104,139
		13,982,914
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels–3.18%
Ardmore Shipping Corp.	25,400	$301,498
Berry Corp.	55,971	211,570
†BKV Corp.	11,000	254,430
California Resources Corp.	48,300	2,568,594
†Calumet, Inc.	50,600	923,450
†Centrus Energy Corp. Class A	10,924	3,387,205
†Clean Energy Fuels Corp.	126,595	326,615
†CNX Resources Corp.	98,400	3,160,608
†=Cobalt International Energy, Inc.	1	0
†Comstock Resources, Inc.	54,500	1,080,735
Core Natural Resources, Inc.	37,472	3,128,163
Crescent Energy Co. Class A	133,405	1,189,973
†CVR Energy, Inc.	23,000	839,040
Delek U.S. Holdings, Inc.	42,162	1,360,568
DHT Holdings, Inc.	95,000	1,135,250
Diversified Energy Co. PLC	40,300	564,603
Dorian LPG Ltd.	27,436	817,593
†Empire Petroleum Corp.	12,500	56,500
†Encore Energy Corp.	136,200	437,202
†Energy Fuels, Inc.	150,500	2,310,175
Epsilon Energy Ltd.	15,100	76,104
Evolution Petroleum Corp.	24,100	116,162
Excelerate Energy, Inc. Class A	16,800	423,192
†FLEX LNG Ltd.	23,100	582,120
FutureFuel Corp.	19,108	74,139
†Gevo, Inc.	179,300	351,428
Golar LNG Ltd.	72,201	2,917,642
Granite Ridge Resources, Inc.	39,000	210,990
†Green Plains, Inc.	47,293	415,705
†Gulfport Energy Corp.	11,200	2,026,976
HighPeak Energy, Inc.	11,400	80,598
†Infinity Natural Resources, Inc. Class A	9,300	121,923
International Seaways, Inc.	29,736	1,370,235
Kinetik Holdings, Inc.	33,042	1,412,215
†Kolibri Global Energy, Inc.	27,400	152,070
†Kosmos Energy Ltd.	352,900	585,814
†Lightbridge Corp.	14,600	309,666
Magnolia Oil & Gas Corp. Class A	133,800	3,193,806
Murphy Oil Corp.	96,800	2,750,088
NACCO Industries, Inc. Class A	2,900	122,264
Navigator Holdings Ltd.	23,900	370,211
†New Fortress Energy, Inc.	130,700	288,847
†NextDecade Corp.	98,600	669,494
Nordic American Tankers Ltd.	155,698	488,892
Northern Oil & Gas, Inc.	66,800	1,656,640
†Par Pacific Holdings, Inc.	35,735	1,265,734
PBF Energy, Inc. Class A	61,700	1,861,489
Peabody Energy Corp.	87,312	2,315,514
LVIP SSGA Small-Cap Index Fund–18

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†Prairie Operating Co.	3,300	$6,550
†PrimeEnergy Resources Corp.	300	50,109
†REX American Resources Corp.	21,700	664,454
Riley Exploration Permian, Inc.	8,400	227,724
†Sable Offshore Corp.	51,000	890,460
SandRidge Energy, Inc.	24,400	275,232
Scorpio Tankers, Inc.	32,022	1,794,833
SFL Corp. Ltd.	90,342	680,275
SM Energy Co.	82,400	2,057,528
†Summit Midstream Corp.	7,700	158,158
†Talos Energy, Inc.	88,400	847,756
Teekay Corp. Ltd.	37,500	306,750
Teekay Tankers Ltd. Class A	17,800	899,790
†Uranium Energy Corp.	306,400	4,087,376
VAALCO Energy, Inc.	77,300	310,746
†Verde Clean Fuels, Inc.	1,012	3,087
†Vital Energy, Inc.	21,200	358,068
Vitesse Energy, Inc.	21,600	501,768
W&T Offshore, Inc.	75,836	138,021
World Kinect Corp.	41,200	1,069,140
		65,591,555
Paper & Forest Products–0.08%
†Clearwater Paper Corp.	12,051	250,179
†Magnera Corp.	25,700	301,204
Sylvamo Corp.	25,400	1,123,188
		1,674,571
Passenger Airlines–0.54%
†Allegiant Travel Co.	10,684	649,267
†Frontier Group Holdings, Inc.	61,800	272,847
†JetBlue Airways Corp.	239,900	1,180,308
†Joby Aviation, Inc.	333,500	5,382,690
†SkyWest, Inc.	29,092	2,927,237
†Strata Critical Medical, Inc.	44,600	225,676
†Sun Country Airlines Holdings, Inc.	37,700	445,237
		11,083,262
Personal Care Products–0.21%
†Beauty Health Co.	80,900	160,991
Edgewell Personal Care Co.	34,800	708,528
†Herbalife Ltd.	75,800	639,752
†Honest Co., Inc.	67,000	246,560
Interparfums, Inc.	13,593	1,337,279
Lifevantage Corp.	8,300	80,759
†Medifast, Inc.	7,687	105,081
†Nature's Sunshine Products, Inc.	9,740	151,165
Nu Skin Enterprises, Inc. Class A	35,800	436,402
†Olaplex Holdings, Inc.	100,000	131,000
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Personal Care Products (continued)
†USANA Health Sciences, Inc.	8,605	$237,068
†Waldencast PLC Class A	19,600	38,808
		4,273,393
Pharmaceuticals–1.99%
†Aardvark Therapeutics, Inc.	4,500	59,805
†Aclaris Therapeutics, Inc.	71,200	135,280
†Alumis, Inc.	35,043	139,822
†Amneal Pharmaceuticals, Inc.	112,102	1,122,141
†Amphastar Pharmaceuticals, Inc.	27,300	727,545
†Amylyx Pharmaceuticals, Inc.	51,100	694,449
†ANI Pharmaceuticals, Inc.	13,400	1,227,440
†Aquestive Therapeutics, Inc.	55,100	308,009
†Arvinas, Inc.	49,200	419,184
†Atea Pharmaceuticals, Inc.	57,600	167,040
†Avadel Pharmaceuticals PLC	66,500	1,015,455
†Axsome Therapeutics, Inc.	29,100	3,534,195
†BioAge Labs, Inc.	8,900	52,332
†Biote Corp. Class A	21,500	64,500
†Collegium Pharmaceutical, Inc.	23,700	829,263
†CorMedix, Inc.	47,500	552,425
†Crinetics Pharmaceuticals, Inc.	65,268	2,718,412
†Edgewise Therapeutics, Inc.	46,500	754,230
†Enliven Therapeutics, Inc.	23,900	489,233
†Esperion Therapeutics, Inc.	140,100	371,265
†Eton Pharmaceuticals, Inc.	19,800	430,254
†Evolus, Inc.	39,200	240,688
†EyePoint Pharmaceuticals, Inc.	39,700	565,328
†Fulcrum Therapeutics, Inc.	25,800	237,360
†Harmony Biosciences Holdings, Inc.	32,600	898,456
†Harrow, Inc.	23,200	1,117,776
†Indivior PLC	87,500	2,109,625
†Innoviva, Inc.	46,400	846,800
†Journey Medical Corp.	9,700	69,064
†LENZ Therapeutics, Inc.	10,785	502,365
†Ligand Pharmaceuticals, Inc.	13,757	2,436,915
†Liquidia Corp.	47,800	1,086,972
†Maze Therapeutics, Inc.	6,900	178,917
†MBX Biosciences, Inc.	9,100	159,250
†MediWound Ltd.	5,200	93,704
†Mind Medicine MindMed, Inc.	55,400	653,166
†Nuvation Bio, Inc.	184,200	681,540
†Ocular Therapeutix, Inc.	104,800	1,225,112
†Omeros Corp.	40,900	167,690
†Pacira BioSciences, Inc.	33,775	870,382
†Phathom Pharmaceuticals, Inc.	30,100	354,277
LVIP SSGA Small-Cap Index Fund–19

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
Phibro Animal Health Corp. Class A	14,100	$570,486
†Prestige Consumer Healthcare, Inc.	35,655	2,224,872
†Rapport Therapeutics, Inc.	12,900	383,130
†scPharmaceuticals, Inc.	24,400	138,348
†Septerna, Inc.	14,400	270,864
SIGA Technologies, Inc.	30,188	276,220
†Supernus Pharmaceuticals, Inc.	39,790	1,901,564
†Tarsus Pharmaceuticals, Inc.	28,900	1,717,527
†Terns Pharmaceuticals, Inc.	53,600	402,536
†Theravance Biopharma, Inc.	28,600	417,560
†=Third Harmonic Bio, Inc.	15,500	465
†Trevi Therapeutics, Inc.	55,500	507,825
†Tvardi Therapeutics, Inc.	2,700	105,219
†WaVe Life Sciences Ltd.	82,300	602,436
†Xeris Biopharma Holdings, Inc.	106,700	868,538
†Zevra Therapeutics, Inc.	40,500	385,155
		41,080,411
Professional Services–1.91%
†Acuren Corp.	125,794	1,674,318
Alight, Inc. Class A	321,700	1,048,742
†Asure Software, Inc.	18,600	152,520
Barrett Business Services, Inc.	18,528	821,161
†BlackSky Technology, Inc.	19,462	392,159
†CBIZ, Inc.	35,246	1,866,628
†Conduent, Inc.	107,000	299,600
CRA International, Inc.	4,951	1,032,432
CSG Systems International, Inc.	20,688	1,331,893
Exponent, Inc.	36,385	2,528,030
†First Advantage Corp.	58,318	897,514
†Forrester Research, Inc.	8,333	88,330
†Franklin Covey Co.	8,480	164,597
Heidrick & Struggles International, Inc.	15,264	759,689
HireQuest, Inc.	4,300	41,366
†Huron Consulting Group, Inc.	12,278	1,802,042
†IBEX Holdings Ltd.	6,459	261,719
ICF International, Inc.	13,151	1,220,413
†Innodata, Inc.	22,300	1,718,661
Insperity, Inc.	26,667	1,312,016
Kelly Services, Inc. Class A	23,477	308,018
Kforce, Inc.	13,638	408,867
Korn Ferry	37,345	2,613,403
†Legalzoom.com, Inc.	82,500	856,350
Maximus, Inc.	40,674	3,716,383
†Mistras Group, Inc.	11,200	110,208
†Planet Labs PBC	157,500	2,044,350
†RCM Technologies, Inc.	3,900	103,545
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
†Resolute Holdings Management, Inc.	3,125	$225,469
Resources Connection, Inc.	24,989	126,195
†Skillsoft Corp.	3,100	40,362
†Spire Global, Inc.	17,300	190,127
TriNet Group, Inc.	22,022	1,473,052
†TrueBlue, Inc.	21,000	128,730
†TTEC Holdings, Inc.	14,560	48,922
†Upwork, Inc.	87,500	1,624,875
†Verra Mobility Corp.	115,300	2,847,910
†Willdan Group, Inc.	10,400	1,005,576
†WNS Holdings Ltd.	26,800	2,044,036
		39,330,208
Real Estate Management & Development–0.66%
†American Realty Investors, Inc.	1,300	21,749
†Anywhere Real Estate, Inc.	72,797	770,920
†Compass, Inc. Class A	335,700	2,695,671
†Cushman & Wakefield PLC	167,180	2,661,505
†Douglas Elliman, Inc.	57,300	163,878
eXp World Holdings, Inc.	58,200	620,412
†Forestar Group, Inc.	14,405	383,029
†FRP Holdings, Inc.	8,544	208,132
Kennedy-Wilson Holdings, Inc.	89,953	748,409
Marcus & Millichap, Inc.	17,500	513,625
†Maui Land & Pineapple Co., Inc.	5,600	104,384
Newmark Group, Inc. Class A	111,200	2,073,880
†RE/MAX Holdings, Inc. Class A	14,098	132,944
†Real Brokerage, Inc.	75,300	314,754
RMR Group, Inc. Class A	11,668	183,538
†Seaport Entertainment Group, Inc.	5,900	135,228
St. Joe Co.	28,068	1,388,805
†Stratus Properties, Inc.	4,200	88,872
†Tejon Ranch Co.	15,718	251,174
†Transcontinental Realty Investors, Inc.	900	41,517
		13,502,426
Residential REITs–0.38%
Apartment Investment & Management Co. Class A	98,200	778,726
BRT Apartments Corp.	8,900	139,374
Centerspace	12,546	738,959
Clipper Realty, Inc.	9,600	36,480
Elme Communities	65,175	1,098,851
Independence Realty Trust, Inc.	171,324	2,808,000
NexPoint Residential Trust, Inc.	16,900	544,518
LVIP SSGA Small-Cap Index Fund–20

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Residential REITs (continued)
UMH Properties, Inc.	57,467	$853,385
Veris Residential, Inc.	59,200	899,840
		7,898,133
Retail REITs–1.16%
Acadia Realty Trust	97,515	1,964,927
Alexander's, Inc.	1,576	369,556
CBL & Associates Properties, Inc.	13,500	412,830
Curbline Properties Corp.	71,650	1,597,795
FrontView REIT, Inc.	10,500	143,955
Getty Realty Corp.	38,164	1,023,940
InvenTrust Properties Corp.	57,575	1,647,797
Kite Realty Group Trust	158,685	3,538,675
Macerich Co.	183,403	3,337,935
NETSTREIT Corp.	60,900	1,099,854
Phillips Edison & Co., Inc.	91,200	3,130,896
Saul Centers, Inc.	9,466	301,681
SITE Centers Corp.	36,175	325,937
Tanger, Inc.	80,200	2,713,968
Urban Edge Properties	91,800	1,879,146
Whitestone REIT	33,371	409,796
		23,898,688
Semiconductors & Semiconductor Equipment–3.51%
†ACM Research, Inc. Class A	37,200	1,455,636
†Aehr Test Systems	21,400	644,354
†Aeluma, Inc.	7,500	120,750
†Alpha & Omega Semiconductor Ltd.	17,871	499,673
†Ambarella, Inc.	29,392	2,425,428
†Atomera, Inc.	23,000	101,660
†Axcelis Technologies, Inc.	23,733	2,317,290
†CEVA, Inc.	17,317	457,342
†Cohu, Inc.	34,213	695,550
†Credo Technology Group Holding Ltd.	107,400	15,638,514
†Diodes, Inc.	33,865	1,801,957
†FormFactor, Inc.	56,231	2,047,933
†Ichor Holdings Ltd.	25,000	438,000
†Impinj, Inc.	19,000	3,434,250
†indie Semiconductor, Inc. Class A	142,200	578,754
†Kopin Corp.	116,200	282,366
Kulicke & Soffa Industries, Inc.	36,600	1,487,424
†MaxLinear, Inc.	60,234	968,563
†Navitas Semiconductor Corp.	97,300	702,506
NVE Corp.	3,600	234,972
†PDF Solutions, Inc.	23,257	600,496
†Penguin Solutions, Inc.	39,002	1,024,973
†Photronics, Inc.	40,760	935,442
Power Integrations, Inc.	42,012	1,689,302
†Rambus, Inc.	78,286	8,157,401
†Rigetti Computing, Inc.	231,200	6,887,448
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†Semtech Corp.	62,723	$4,481,558
†Silicon Laboratories, Inc.	23,586	3,092,832
†SiTime Corp.	15,400	4,640,174
†SkyWater Technology, Inc.	19,000	354,540
†Synaptics, Inc.	27,452	1,876,070
†Ultra Clean Holdings, Inc.	33,529	913,665
†Veeco Instruments, Inc.	41,935	1,276,082
		72,262,905
Software–6.42%
†8x8, Inc.	94,905	201,198
A10 Networks, Inc.	54,338	986,235
†ACI Worldwide, Inc.	75,878	4,004,082
Adeia, Inc.	80,216	1,347,629
†Agilysys, Inc.	18,804	1,979,121
†Airship AI Holdings, Inc.	12,900	66,693
†Alarm.com Holdings, Inc.	35,300	1,873,724
†Alkami Technology, Inc.	50,300	1,249,452
†Amplitude, Inc. Class A	64,000	686,080
†Appian Corp. Class A	29,300	895,701
†Arteris, Inc.	22,000	222,200
†Asana, Inc. Class A	60,200	804,272
†AudioEye, Inc.	6,600	91,476
†AvePoint, Inc.	97,800	1,467,978
†Bit Digital, Inc.	218,400	655,200
†Bitdeer Technologies Group Class A	66,100	1,129,649
†Blackbaud, Inc.	27,671	1,779,522
†BlackLine, Inc.	37,183	1,974,417
†Blend Labs, Inc. Class A	155,500	567,575
†Box, Inc. Class A	100,900	3,256,043
†Braze, Inc. Class A	56,200	1,598,328
†C3.ai, Inc. Class A	89,100	1,544,994
†Cerence, Inc.	31,700	394,982
†Cipher Mining, Inc.	195,300	2,458,827
†Cleanspark, Inc.	198,900	2,884,050
Clear Secure, Inc. Class A	60,400	2,016,152
†Clearwater Analytics Holdings, Inc. Class A	177,039	3,190,243
†Commvault Systems, Inc.	32,302	6,097,971
†Consensus Cloud Solutions, Inc.	13,795	405,159
†Core Scientific, Inc.	203,300	3,647,202
†CoreCard Corp.	4,400	118,448
†CS Disco, Inc.	15,700	101,422
†Daily Journal Corp.	950	441,883
†Digimarc Corp.	11,258	109,991
†Digital Turbine, Inc.	73,300	469,120
†Domo, Inc. Class B	25,200	399,168
†D-Wave Quantum, Inc.	223,500	5,522,685
†eGain Corp.	12,600	109,746
†EverCommerce, Inc.	10,500	116,865
†Expensify, Inc. Class A	46,900	86,765
†Five9, Inc.	56,200	1,360,040
†Freshworks, Inc. Class A	143,200	1,685,464
LVIP SSGA Small-Cap Index Fund–21

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Hut 8 Corp.	69,400	$2,415,814
†I3 Verticals, Inc. Class A	17,191	558,020
†Intapp, Inc.	40,100	1,640,090
InterDigital, Inc.	18,788	6,486,181
†Jamf Holding Corp.	49,900	533,930
†Kaltura, Inc.	54,500	78,480
†Life360, Inc.	12,000	1,275,600
†LiveRamp Holdings, Inc.	47,672	1,293,818
†MARA Holdings, Inc.	268,700	4,906,462
†Mercurity Fintech Holding, Inc.	25,200	619,416
†Meridianlink, Inc.	23,500	468,355
†Mitek Systems, Inc.	33,600	328,272
†N-able, Inc.	54,200	422,760
†NCR Voyix Corp.	103,800	1,302,690
†NextNav, Inc.	64,800	926,640
†ON24, Inc.	25,900	148,148
OneSpan, Inc.	26,157	415,635
†Ooma, Inc.	18,694	224,141
†Pagaya Technologies Ltd. Class A	31,000	920,390
†PagerDuty, Inc.	62,900	1,039,108
†PAR Technology Corp.	29,900	1,183,442
†Porch Group, Inc.	59,900	1,005,122
†Progress Software Corp.	31,700	1,392,581
†PROS Holdings, Inc.	31,937	731,677
†Q2 Holdings, Inc.	44,700	3,235,833
†Qualys, Inc.	26,225	3,470,354
†Rapid7, Inc.	47,300	886,875
Red Violet, Inc.	8,300	433,675
ReposiTrak, Inc.	8,900	131,898
†Rezolve AI PLC	100,800	501,984
†Rimini Street, Inc.	33,816	158,259
†Riot Platforms, Inc.	243,500	4,633,805
Sapiens International Corp. NV	23,200	997,600
†SEMrush Holdings, Inc. Class A	35,500	251,340
†Silvaco Group, Inc.	4,400	23,804
†SoundHound AI, Inc. Class A	263,900	4,243,512
†SoundThinking, Inc.	7,700	92,862
†Sprinklr, Inc. Class A	81,900	632,268
†Sprout Social, Inc. Class A	37,900	489,668
†SPS Commerce, Inc.	27,302	2,843,230
†Synchronoss Technologies, Inc.	6,600	40,128
†Telos Corp.	39,100	267,444
†Tenable Holdings, Inc.	88,600	2,583,576
†Terawulf, Inc.	196,400	2,242,888
†Varonis Systems, Inc.	79,721	4,581,566
†Verint Systems, Inc.	41,856	847,584
†Vertex, Inc. Class A	48,500	1,202,315
†Viant Technology, Inc. Class A	11,600	100,108
†Weave Communications, Inc.	45,000	300,600
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†WM Technology, Inc.	65,800	$76,328
†Workiva, Inc.	36,300	3,124,704
†Xperi, Inc.	33,906	219,711
†Yext, Inc.	75,700	644,964
†Zeta Global Holdings Corp. Class A	133,800	2,658,606
		132,232,013
Specialized REITs–0.39%
Farmland Partners, Inc.	30,500	331,840
Four Corners Property Trust, Inc.	73,700	1,798,280
Gladstone Land Corp.	25,200	230,832
Outfront Media, Inc.	102,943	1,885,916
PotlatchDeltic Corp.	55,915	2,278,536
Safehold, Inc.	41,134	637,166
Smartstop Self Storage REIT, Inc.	20,800	782,912
		7,945,482
Specialty Retail–2.27%
†1-800-Flowers.com, Inc. Class A	17,864	82,174
†Abercrombie & Fitch Co. Class A	34,000	2,908,700
Academy Sports & Outdoors, Inc.	47,400	2,370,948
Advance Auto Parts, Inc.	43,000	2,640,200
American Eagle Outfitters, Inc.	119,618	2,046,664
†America's Car-Mart, Inc.	5,485	160,217
†Arhaus, Inc.	38,000	403,940
Arko Corp.	59,700	272,829
†Asbury Automotive Group, Inc.	14,144	3,457,501
†BARK, Inc.	73,200	60,815
†Barnes & Noble Education, Inc.	11,700	116,415
†Bed Bath & Beyond, Inc.	40,597	397,445
†Boot Barn Holdings, Inc.	22,218	3,681,967
Buckle, Inc.	23,408	1,373,113
Build-A-Bear Workshop, Inc.	9,100	593,411
Caleres, Inc.	24,651	321,449
Camping World Holdings, Inc. Class A	44,300	699,497
†Citi Trends, Inc.	3,400	105,502
Designer Brands, Inc. Class A	27,000	95,580
†EVgo, Inc.	92,900	439,417
†Genesco, Inc.	7,932	229,949
Group 1 Automotive, Inc.	9,135	3,996,654
Haverty Furniture Cos., Inc.	9,614	210,835
J Jill, Inc.	4,400	75,460
†Lands' End, Inc.	9,800	138,180
†MarineMax, Inc.	14,040	355,633
LVIP SSGA Small-Cap Index Fund–22

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
Monro, Inc.	22,149	$398,017
†National Vision Holdings, Inc.	57,700	1,684,263
†ODP Corp.	20,410	568,418
†OneWater Marine, Inc. Class A	8,600	136,224
†Petco Health & Wellness Co., Inc.	55,600	215,172
†RealReal, Inc.	70,700	751,541
†Revolve Group, Inc.	29,000	617,700
†Sally Beauty Holdings, Inc.	75,700	1,232,396
Shoe Carnival, Inc.	13,242	275,301
Signet Jewelers Ltd.	28,776	2,760,194
†Sleep Number Corp.	15,846	111,239
Sonic Automotive, Inc. Class A	10,931	831,740
†Stitch Fix, Inc. Class A	76,700	333,645
†ThredUp, Inc. Class A	66,700	630,315
†Tile Shop Holdings, Inc.	22,000	133,100
†Torrid Holdings, Inc.	16,000	28,000
Upbound Group, Inc.	38,610	912,354
†Urban Outfitters, Inc.	44,000	3,142,920
†Victoria's Secret & Co.	51,000	1,384,140
†Warby Parker, Inc. Class A	72,600	2,002,308
Winmark Corp.	2,187	1,088,623
†Zumiez, Inc.	12,023	235,771
		46,707,876
Technology Hardware, Storage & Peripherals–0.83%
†CompoSecure, Inc. Class A	32,200	670,404
†Corsair Gaming, Inc.	33,900	302,388
†CPI Card Group, Inc.	3,600	54,504
†Diebold Nixdorf, Inc.	19,000	1,083,570
†Eastman Kodak Co.	44,900	287,809
Immersion Corp.	23,200	170,288
†IonQ, Inc.	199,900	12,293,850
†Quantum Computing, Inc.	95,600	1,759,996
†Turtle Beach Corp.	10,900	173,310
Xerox Holdings Corp.	86,900	326,744
		17,122,863
Textiles, Apparel & Luxury Goods–0.65%
†Capri Holdings Ltd.	85,900	1,711,128
Carter's, Inc.	26,100	736,542
Ermenegildo Zegna NV	45,100	426,195
†Figs, Inc. Class A	65,300	436,857
†G-III Apparel Group Ltd.	28,796	766,262
†Hanesbrands, Inc.	260,100	1,714,059
Kontoor Brands, Inc.	39,500	3,150,915
Lakeland Industries, Inc.	7,200	106,560
Movado Group, Inc.	11,480	217,776
Oxford Industries, Inc.	10,466	424,292
Rocky Brands, Inc.	5,600	166,824
Steven Madden Ltd.	51,101	1,710,861
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods (continued)
Superior Group of Cos., Inc.	9,300	$99,696
Wolverine World Wide, Inc.	59,771	1,640,116
		13,308,083
Tobacco–0.11%
†Ispire Technology, Inc.	15,200	38,912
Turning Point Brands, Inc.	12,625	1,248,107
Universal Corp.	17,842	996,833
		2,283,852
Trading Companies & Distributors–1.10%
Alta Equipment Group, Inc.	14,590	105,631
†BlueLinx Holdings, Inc.	5,800	423,864
Boise Cascade Co.	26,946	2,083,465
†Custom Truck One Source, Inc.	44,300	284,406
†Distribution Solutions Group, Inc.	6,996	210,440
†DNOW, Inc.	73,132	1,115,263
†DXP Enterprises, Inc.	9,643	1,148,192
EVI Industries, Inc.	3,600	113,796
GATX Corp.	25,900	4,527,320
Global Industrial Co.	10,358	379,828
Herc Holdings, Inc.	23,637	2,757,492
†Hudson Technologies, Inc.	28,600	283,998
Karat Packaging, Inc.	5,100	128,571
McGrath RentCorp	17,740	2,080,902
†MRC Global, Inc.	63,900	921,438
†NPK International, Inc.	58,841	665,492
Rush Enterprises, Inc. Class A	50,482	2,725,698
†Titan Machinery, Inc.	15,870	265,664
†Transcat, Inc.	6,800	497,760
Willis Lease Finance Corp.	1,800	246,762
†Xometry, Inc. Class A	31,300	1,704,911
		22,670,893
Transportation Infrastructure–0.01%
†Sky Harbour Group Corp.	16,600	163,842
		163,842
Water Utilities–0.34%
American States Water Co.	28,579	2,095,412
†Cadiz, Inc.	32,901	155,293
California Water Service Group	43,142	1,979,786
Consolidated Water Co. Ltd.	11,400	402,192
Global Water Resources, Inc.	8,783	90,465
H2O America	23,715	1,154,920
Middlesex Water Co.	13,331	721,474
†Pure Cycle Corp.	15,900	176,013
York Water Co.	10,737	326,620
		7,102,175
LVIP SSGA Small-Cap Index Fund–23

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Wireless Telecommunication Services–0.17%
†Gogo, Inc.	49,500	$425,205
Spok Holdings, Inc.	13,900	239,775
Telephone & Data Systems, Inc.	72,300	2,837,052
		3,502,032
Total Common Stock (Cost $1,223,384,560)		2,049,381,925
RIGHTS–0.00%
†=Aduro Biotech, Inc.	15,060	5,723
†=Alimera Sciences, Inc.	16,900	676
†=Chinook Therapeutics, Inc.	47,760	0
†=Gtx, Inc.	828	1,565
†=Tobira Therapeutics, Inc. expiration date 12/31/28	7,700	34,881
Total Rights (Cost $2,373)		42,845
	Number of Shares	Value (U.S. $)
WARRANTS–0.00%
†Nabors Industries Ltd. exp 6/11/26 exercise price USD 166.67	2,445	$1,589
†=Pulse Biosciences, Inc. exp 6/27/29 exercise price USD 1.00	1,477	4,948
Total Warrants (Cost $0)		6,537

MONEY MARKET FUND–0.24%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.09%)	5,028,122	5,028,122
Total Money Market Fund (Cost $5,028,122)		5,028,122

TOTAL INVESTMENTS–99.73% (Cost $1,228,415,055)	2,054,459,429
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.27%	5,574,029
NET ASSETS APPLICABLE TO 59,579,519 SHARES OUTSTANDING–100.00%	$2,060,033,458

†Non-income producing.
=The value of this security was determined using significant unobservable inputs.

The following futures contracts were outstanding at September 30, 2025:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
105	CME E-mini Russell 2000 Index Futures	$12,891,375	$12,684,780	12/19/25	$206,595	$—

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2025.

Summary of Abbreviations:
CME–Chicago Mercantile Exchange
IT–Information Technology
LNG–Liquefied Natural Gas
REIT–Real Estate Investment Trust
LVIP SSGA Small-Cap Index Fund–24